AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 77.3%
Affiliated Mutual Funds — 12.1%
Domestic Equity — 1.3%
AST ClearBridge Dividend Growth Portfolio*	389,258	$13,904,300
AST Small-Cap Growth Portfolio*	121,117	9,685,723
AST Small-Cap Value Portfolio*	229,237	9,458,324
AST T. Rowe Price Natural Resources Portfolio	34,938	1,116,276
		34,164,623
Fixed Income — 9.2%
AST High Yield Portfolio*	581,872	7,610,885
AST PGIM Fixed Income Central Portfolio*	20,476,641	232,205,104
		239,815,989
International Equity — 0.1%
AST Emerging Markets Equity Portfolio*	189,516	1,927,378
International Fixed Income — 1.5%
AST Global Bond Portfolio*	3,286,463	38,780,264

Total Affiliated Mutual Funds (cost $283,242,728)(wa)		314,688,254
Common Stocks — 36.3%
Aerospace & Defense — 0.6%
Airbus SE (France)	5,361	784,616
Axon Enterprise, Inc.*	900	359,640
BAE Systems PLC (United Kingdom)	38,901	645,837
Curtiss-Wright Corp.	1,400	460,166
Dassault Aviation SA (France)	1,176	242,830
Elbit Systems Ltd. (Israel)	1,000	198,997
Embraer SA (Brazil), ADR*	4,030	142,541
General Dynamics Corp.	2,000	604,400
General Electric Co.	5,951	1,122,240
Howmet Aerospace, Inc.	12,351	1,238,188
Kongsberg Gruppen ASA (Norway)	5,718	558,531
L3Harris Technologies, Inc.	3,600	856,332
Leonardo SpA (Italy)	3,220	72,068
Lockheed Martin Corp.	2,100	1,227,576
MTU Aero Engines AG (Germany)	864	270,024
Northrop Grumman Corp.	2,029	1,071,454
Rheinmetall AG (Germany)	940	511,009
Rolls-Royce Holdings PLC (United Kingdom)*	289,922	2,051,921
RTX Corp.	6,700	811,772
Safran SA (France)	12,235	2,879,177
Singapore Technologies Engineering Ltd. (Singapore)	78,200	282,438
Thales SA (France)	1,563	248,410
		16,640,167
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	11,369	507,133
FedEx Corp.	3,300	903,144
InPost SA (Poland)*	4,032	76,125
Sankyu, Inc. (Japan)	7,100	239,787
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	1,000	$136,340
		1,862,529
Automobile Components — 0.1%
Aisin Corp. (Japan)	36,000	400,018
Cie Generale des Etablissements Michelin SCA (France)	48,580	1,972,994
Sumitomo Electric Industries Ltd. (Japan)	15,300	248,437
		2,621,449
Automobiles — 0.6%
BYD Co. Ltd. (China) (Class H Stock)	5,500	196,229
Ferrari NV (Italy)	7,816	3,662,588
Ford Motor Co.	75,300	795,168
General Motors Co.	29,267	1,312,332
Honda Motor Co. Ltd. (Japan)	20,300	216,730
Isuzu Motors Ltd. (Japan)	8,100	110,445
Kia Corp. (South Korea)	1,715	130,590
Mahindra & Mahindra Ltd. (India)	18,197	671,623
Maruti Suzuki India Ltd. (India)	2,226	351,484
Mazda Motor Corp. (Japan)	48,300	369,038
Mercedes-Benz Group AG (Germany)	8,929	578,592
Subaru Corp. (Japan)	31,300	553,733
Suzuki Motor Corp. (Japan)	39,600	445,892
Tesla, Inc.*	13,418	3,510,551
Toyota Motor Corp. (Japan)	176,200	3,167,021
TVS Motor Co. Ltd. (India)	5,769	195,476
Volvo Car AB (Sweden) (Class B Stock)*(a)	99,077	272,758
		16,540,250
Banks — 2.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	58,568	1,058,432
Absa Group Ltd. (South Africa)	20,651	209,655
AIB Group PLC (Ireland)	94,089	538,971
ANZ Group Holdings Ltd. (Australia)	50,740	1,066,348
Banca Monte dei Paschi di Siena SpA (Italy)	29,452	170,214
Banco Bilbao Vizcaya Argentaria SA (Spain)	118,658	1,281,776
Banco BPM SpA (Italy)	41,810	282,487
Banco Santander SA (Spain)	357,318	1,830,850
Bank Central Asia Tbk PT (Indonesia)	409,848	279,503
Bank Hapoalim BM (Israel)	30,294	303,640
Bank Leumi Le-Israel BM (Israel)	51,744	506,726
Bank of America Corp.	52,534	2,084,549
Bank of Ireland Group PLC (Ireland)	4,092	45,698
Barclays PLC (United Kingdom)	442,352	1,329,083
BNP Paribas SA (France)	33,648	2,308,983
BOC Hong Kong Holdings Ltd. (China)	49,500	156,829
CaixaBank SA (Spain)	132,209	789,016
Capitec Bank Holdings Ltd. (South Africa)	2,116	372,065
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
China Construction Bank Corp. (China) (Class H Stock)	640,000	$477,248
Citigroup, Inc.	6,113	382,674
Citizens Financial Group, Inc.	16,300	669,441
Commerzbank AG (Germany)	4,089	75,419
Commonwealth Bank of Australia (Australia)	26,552	2,476,660
Credicorp Ltd. (Peru)	2,237	404,830
Credit Agricole SA (France)	43,274	661,784
Danske Bank A/S (Denmark)	19,835	596,611
DBS Group Holdings Ltd. (Singapore)	67,050	1,985,640
DNB Bank ASA (Norway)	7,554	154,910
East West Bancorp, Inc.	2,454	203,044
Emirates NBD Bank PJSC (United Arab Emirates)	28,265	156,238
Erste Group Bank AG (Austria)	20,287	1,111,697
FinecoBank Banca Fineco SpA (Italy)	2,387	40,966
HSBC Holdings PLC (United Kingdom)	302,534	2,714,040
ING Groep NV (Netherlands)	80,672	1,463,634
Intesa Sanpaolo SpA (Italy)	368,568	1,577,729
JPMorgan Chase & Co.	19,828	4,180,932
KB Financial Group, Inc. (South Korea)	6,738	415,750
KBC Group NV (Belgium)	974	77,490
Lloyds Banking Group PLC (United Kingdom)	605,114	475,797
Mediobanca Banca di Credito Finanziario SpA (Italy)	2,146	36,667
Mitsubishi UFJ Financial Group, Inc. (Japan)	137,500	1,411,933
Mizrahi Tefahot Bank Ltd. (Israel)	7,366	287,883
Mizuho Financial Group, Inc. (Japan)	26,500	547,777
National Australia Bank Ltd. (Australia)	41,996	1,087,289
National Bank of Greece SA (Greece)	40,986	350,372
NatWest Group PLC (United Kingdom)	271,403	1,256,421
Nedbank Group Ltd. (South Africa)	10,677	184,410
Nordea Bank Abp (Finland)	81,243	959,093
NU Holdings Ltd. (Brazil) (Class A Stock)*	104,265	1,423,217
Oversea-Chinese Banking Corp. Ltd. (Singapore)	52,200	611,052
PNC Financial Services Group, Inc. (The)	7,889	1,458,282
Popular, Inc. (Puerto Rico)	3,600	360,972
Sberbank of Russia PJSC (Russia)^	151,076	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	20,129	308,139
Societe Generale SA (France)	2,870	71,518
Standard Bank Group Ltd. (South Africa)	32,585	456,318
Standard Chartered PLC (United Kingdom)	58,465	620,079
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,500	865,348
Swedbank AB (Sweden) (Class A Stock)	12,475	264,790
Toronto-Dominion Bank (The) (Canada)	3,184	201,335
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Truist Financial Corp.	23,745	$1,015,574
U.S. Bancorp	19,642	898,229
UniCredit SpA (Italy)	56,526	2,481,584
United Overseas Bank Ltd. (Singapore)	3,400	84,871
Wells Fargo & Co.	53,750	3,036,338
Westpac Banking Corp. (Australia)	61,917	1,353,042
		56,549,892
Beverages — 0.3%
Ambev SA (Brazil)	165,900	399,851
Anheuser-Busch InBev SA/NV (Belgium)	6,278	416,026
Asahi Group Holdings Ltd. (Japan)	22,800	298,839
Boston Beer Co., Inc. (The) (Class A Stock)*	300	86,742
Carlsberg A/S (Denmark) (Class B Stock)	2,613	311,147
Coca-Cola Co. (The)	22,000	1,580,920
Coca-Cola Europacific Partners PLC (United Kingdom)	3,000	236,250
Coca-Cola HBC AG (Italy)*	12,033	429,004
Diageo PLC (United Kingdom)	24,705	862,943
Keurig Dr. Pepper, Inc.	23,500	880,780
Kirin Holdings Co. Ltd. (Japan)	30,900	470,912
PepsiCo, Inc.	9,721	1,653,056
Pernod Ricard SA (France)	1,828	276,563
Suntory Beverage & Food Ltd. (Japan)	2,400	90,369
Varun Beverages Ltd. (India)	79,192	572,952
		8,566,354
Biotechnology — 0.4%
AbbVie, Inc.	23,972	4,733,991
Alnylam Pharmaceuticals, Inc.*	2,400	660,072
Amgen, Inc.	3,164	1,019,472
Biogen, Inc.*	3,437	666,228
CSL Ltd.	7,106	1,403,673
Genmab A/S (Denmark)*	1,359	329,468
Gilead Sciences, Inc.	1,700	142,528
Hugel, Inc. (South Korea)*	846	154,546
Natera, Inc.*	1,351	171,509
Neurocrine Biosciences, Inc.*	3,900	449,358
Regeneron Pharmaceuticals, Inc.*	1,112	1,168,979
Vertex Pharmaceuticals, Inc.*	1,262	586,931
		11,486,755
Broadline Retail — 0.8%
Amazon.com, Inc.*	69,914	13,027,076
Dollarama, Inc. (Canada)	7,490	767,248
eBay, Inc.	4,500	292,995
MercadoLibre, Inc. (Brazil)*	1,298	2,663,444
Next PLC (United Kingdom)	8,514	1,115,304
PDD Holdings, Inc. (China), ADR*	3,023	407,531
Prosus NV (China)*	19,853	866,472
Rakuten Group, Inc. (Japan)*	86,400	557,488
Vipshop Holdings Ltd. (China), ADR	6,593	103,708
Wesfarmers Ltd. (Australia)	10,126	491,727
		20,292,993

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Building Products — 0.3%
AGC, Inc. (Japan)	15,100	$489,998
Allegion PLC	900	131,166
Armstrong World Industries, Inc.	1,800	236,574
Assa Abloy AB (Sweden) (Class B Stock)	7,672	258,469
AZEK Co., Inc. (The)*	3,011	140,915
Carlisle Cos., Inc.	500	224,875
Carrier Global Corp.(a)	6,566	528,497
Cie de Saint-Gobain SA (France)	21,709	1,979,915
Daikin Industries Ltd. (Japan)	1,600	224,578
Geberit AG (Switzerland)	584	381,239
Johnson Controls International PLC	2,445	189,756
ROCKWOOL A/S (Denmark) (Class B Stock)	965	453,025
Trane Technologies PLC	3,861	1,500,887
		6,739,894
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	21,565	955,297
Ameriprise Financial, Inc.	1,640	770,488
Amundi SA (France), 144A	5,397	403,409
Bank of New York Mellon Corp. (The)	14,900	1,070,714
BlackRock, Inc.	800	759,608
Brookfield Corp. (Canada)	13,494	716,680
Deutsche Bank AG (Germany)	58,192	1,007,401
Deutsche Boerse AG (Germany)	3,095	726,609
Euronext NV (Netherlands), 144A	8,778	952,827
Goldman Sachs Group, Inc. (The)	3,876	1,919,046
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5,700	232,847
IG Group Holdings PLC (United Kingdom)	15,632	192,286
Intercontinental Exchange, Inc.	1,300	208,832
Janus Henderson Group PLC	17,100	650,997
London Stock Exchange Group PLC (United Kingdom)	1,916	262,322
Macquarie Group Ltd. (Australia)	4,528	724,533
Moody’s Corp.	1,044	495,472
Morgan Stanley	12,820	1,336,357
MSCI, Inc.	1,200	699,516
Nasdaq, Inc.	10,500	766,605
Nomura Holdings, Inc. (Japan)	93,100	485,888
Pinnacle Investment Management Group Ltd. (Australia)	12,181	151,292
Raymond James Financial, Inc.	1,300	159,198
S&P Global, Inc.	2,700	1,394,874
Singapore Exchange Ltd. (Singapore)	38,400	340,253
State Street Corp.	1,400	123,858
Tradeweb Markets, Inc. (Class A Stock)	1,700	210,239
UBS Group AG (Switzerland)	83,116	2,571,946
XP, Inc. (Brazil) (Class A Stock)	13,949	250,245
		20,539,639
Chemicals — 0.5%
Air Liquide SA (France)	5,587	1,078,907
Akzo Nobel NV (Netherlands)	2,100	148,346
Arkema SA (France)	976	92,963
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Asahi Kasei Corp. (Japan)	71,000	$538,279
BASF SE (Germany)	6,314	334,660
Dow, Inc.	825	45,070
DSM-Firmenich AG (Switzerland)	2,605	359,509
DuPont de Nemours, Inc.	900	80,199
Ecolab, Inc.	400	102,132
Evonik Industries AG (Germany)	16,043	375,557
Givaudan SA (Switzerland)	162	888,821
International Flavors & Fragrances, Inc.	3,400	356,762
Linde PLC	3,637	1,734,340
LyondellBasell Industries NV (Class A Stock)	7,000	671,300
Mitsubishi Chemical Group Corp. (Japan)	83,300	535,821
Mitsui Chemicals, Inc. (Japan)	4,900	130,889
Nippon Paint Holdings Co. Ltd. (Japan)	22,100	168,312
Nippon Sanso Holdings Corp. (Japan)	2,800	102,768
Nitto Denko Corp. (Japan)	19,000	319,737
Nutrien Ltd. (Canada)(a)	9,120	438,248
Orica Ltd. (Australia)	29,552	377,496
Sherwin-Williams Co. (The)	3,100	1,183,177
Shin-Etsu Chemical Co. Ltd. (Japan)	17,400	727,153
Sika AG (Switzerland)	1,153	382,180
Solvay SA (Belgium)	9,615	376,670
Symrise AG (Germany)	1,393	192,777
		11,742,073
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	93,979	1,233,548
Cintas Corp.	1,200	247,056
Pluxee NV (Brazil)*	10,193	214,701
Republic Services, Inc.	862	173,124
Rollins, Inc.	1,600	80,928
Serco Group PLC (United Kingdom)	101,473	242,319
Veralto Corp.	6,800	760,648
		2,952,324
Communications Equipment — 0.1%
Arista Networks, Inc.*	3,500	1,343,370
Cisco Systems, Inc.	36,285	1,931,088
Nokia OYJ (Finland)	114,781	501,153
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	13,642	103,085
		3,878,696
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	10,403	480,173
Comfort Systems USA, Inc.	1,064	415,332
Eiffage SA (France)	4,954	478,387
Ferrovial SE	7,655	328,989
Maire SpA (Italy)	16,321	134,942
MasTec, Inc.*	5,800	713,980
Skanska AB (Sweden) (Class B Stock)	3,601	75,064
Vinci SA (France)	12,815	1,498,030
		4,124,897

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	44,500	$129,760
Cemex SAB de CV (Mexico), UTS	249,897	152,933
CRH PLC	10,500	973,770
Heidelberg Materials AG (Germany)	10,111	1,101,491
Holcim AG*	12,044	1,179,504
James Hardie Industries PLC, CDI*	14,631	581,401
Vulcan Materials Co.	4,044	1,012,739
		5,131,598
Consumer Finance — 0.1%
Ally Financial, Inc.	3,907	139,050
American Express Co.	5,708	1,548,010
Synchrony Financial	12,500	623,500
		2,310,560
Consumer Staples Distribution & Retail — 0.4%
BJ’s Wholesale Club Holdings, Inc.*	1,722	142,031
Carrefour SA (France)	24,849	423,711
Coles Group Ltd. (Australia)	46,313	577,361
Costco Wholesale Corp.	1,961	1,738,466
Dollar Tree, Inc.*	5,200	365,664
Endeavour Group Ltd. (Australia)	45,830	158,486
J Sainsbury PLC (United Kingdom)	23,618	93,465
Kesko OYJ (Finland) (Class B Stock)	7,935	169,290
Koninklijke Ahold Delhaize NV (Netherlands)	27,911	964,843
Loblaw Cos. Ltd. (Canada)	2,491	331,679
Seven & i Holdings Co. Ltd. (Japan)	3,700	55,713
Sugi Holdings Co. Ltd. (Japan)	10,600	195,757
Target Corp.	7,300	1,137,778
Tesco PLC (United Kingdom)	374,266	1,796,967
US Foods Holding Corp.*	9,200	565,800
Wal-Mart de Mexico SAB de CV (Mexico)	50,270	151,678
Walmart, Inc.	30,320	2,448,340
Woolworths Group Ltd. (Australia)	15,204	349,377
		11,666,406
Containers & Packaging — 0.1%
Avery Dennison Corp.	2,096	462,713
Crown Holdings, Inc.	6,173	591,867
Sonoco Products Co.	2,000	109,260
Transcontinental, Inc. (Canada) (Class A Stock)	12,525	166,420
		1,330,260
Distributors — 0.0%
LKQ Corp.	6,600	263,472
Diversified Consumer Services — 0.0%
Duolingo, Inc.*(a)	700	197,414
Service Corp. International(a)	1,458	115,080
		312,494
Diversified REITs — 0.4%
Broadstone Net Lease, Inc.(a)	131,209	2,486,410
Covivio SA (France)	4,096	249,267
	Shares	Value

Common Stocks (continued)
Diversified REITs (cont’d.)
Essential Properties Realty Trust, Inc.(a)	205,316	$7,011,541
GPT Group (The) (Australia)	115,286	395,295
KDX Realty Investment Corp. (Japan)	464	488,905
Nomura Real Estate Master Fund, Inc. (Japan)	65	64,851
Stockland (Australia)	18,370	66,258
		10,762,527
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	81,770	1,798,940
Cellnex Telecom SA (Spain), 144A	3,080	124,872
Deutsche Telekom AG (Germany)	61,324	1,801,040
Elisa OYJ (Finland)	4,725	250,494
Hellenic Telecommunications Organization SA (Greece)	15,579	268,824
Koninklijke KPN NV (Netherlands)	208,585	851,921
Nippon Telegraph & Telephone Corp. (Japan)	464,400	476,096
Orange SA (France)	42,281	484,240
Proximus SADP (Belgium)	45,468	354,270
Singapore Telecommunications Ltd. (Singapore)	50,400	126,727
Swisscom AG (Switzerland)	265	173,180
Telia Co. AB (Sweden)	28,084	90,824
Telkom Indonesia Persero Tbk PT (Indonesia)	1,502,000	297,417
Telstra Group Ltd. (Australia)	195,872	524,257
Verizon Communications, Inc.	28,763	1,291,746
		8,914,848
Electric Utilities — 0.6%
BKW AG (Switzerland)	692	125,486
Chubu Electric Power Co., Inc. (Japan)	32,200	378,420
CLP Holdings Ltd. (Hong Kong)	45,500	397,780
Constellation Energy Corp.	5,836	1,517,477
Duke Energy Corp.	2,400	276,720
EDP SA (Portugal)	14,322	65,320
Enel SpA (Italy)	230,607	1,842,043
Exelon Corp.	4,200	170,310
Fortum OYJ (Finland)(a)	23,245	382,503
Iberdrola SA (Spain)	208,574	3,224,376
Kansai Electric Power Co., Inc. (The) (Japan)	38,400	636,398
NextEra Energy, Inc.	13,776	1,164,485
NRG Energy, Inc.	9,600	874,560
PG&E Corp.	52,370	1,035,355
Southern Co. (The)(a)	5,664	510,779
SSE PLC (United Kingdom)	28,452	717,116
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	98,100	435,080
Verbund AG (Austria)	1,159	95,893
Xcel Energy, Inc.	12,800	835,840
		14,685,941
Electrical Equipment — 0.5%
ABB India Ltd. (India)	1,509	145,025

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
ABB Ltd. (Switzerland)	35,102	$2,036,465
Acuity Brands, Inc.	800	220,312
AMETEK, Inc.	990	169,993
Eaton Corp. PLC	7,439	2,465,582
Fuji Electric Co. Ltd. (Japan)	2,400	145,424
GE Vernova, Inc.*	370	94,343
Legrand SA (France)	8,308	957,130
Mitsubishi Electric Corp. (Japan)	63,200	1,025,164
Nidec Corp. (Japan)	18,400	387,377
nVent Electric PLC	1,300	91,338
Prysmian SpA (Italy)	7,215	524,953
Schneider Electric SE	15,864	4,181,876
Siemens Energy AG (Germany)*	16,202	598,176
Vertiv Holdings Co. (Class A Stock)	8,700	865,563
		13,908,721
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	9,300	605,988
Coherent Corp.*	1,505	133,810
Halma PLC (United Kingdom)	14,547	508,643
Hon Hai Precision Industry Co. Ltd. (Taiwan)	232,334	1,367,950
Ibiden Co. Ltd. (Japan)	6,400	197,804
Keyence Corp. (Japan)	6,074	2,911,038
Murata Manufacturing Co. Ltd. (Japan)	33,800	668,859
Omron Corp. (Japan)	3,900	178,307
TD SYNNEX Corp.	1,700	204,136
TDK Corp. (Japan)	34,500	440,715
Yokogawa Electric Corp. (Japan)	16,400	420,248
Zebra Technologies Corp. (Class A Stock)*	200	74,064
		7,711,562
Energy Equipment & Services — 0.1%
Baker Hughes Co.	33,146	1,198,228
Schlumberger NV	16,100	675,395
TechnipFMC PLC (United Kingdom)	7,003	183,688
Weatherford International PLC	2,491	211,536
		2,268,847
Entertainment — 0.3%
Capcom Co. Ltd. (Japan)	12,200	284,554
CTS Eventim AG & Co. KGaA (Germany)	4,929	513,235
Electronic Arts, Inc.	2,500	358,600
Konami Group Corp. (Japan)	3,500	356,925
Madison Square Garden Sports Corp.*	400	83,304
NetEase, Inc. (China), ADR(a)	4,143	387,412
Netflix, Inc.*	4,654	3,300,943
Nexon Co. Ltd. (Japan)	29,800	592,183
Nintendo Co. Ltd. (Japan)	11,600	620,036
Sea Ltd. (Singapore), ADR*	10,100	952,228
Tencent Music Entertainment Group (China), ADR	43,662	526,127
Walt Disney Co. (The)	5,300	509,807
Warner Bros Discovery, Inc.*	19,100	157,575
		8,642,929
	Shares	Value

Common Stocks (continued)
Financial Services — 0.6%
Adyen NV (Netherlands), 144A*	673	$1,053,662
Apollo Global Management, Inc.	2,548	318,271
Berkshire Hathaway, Inc. (Class B Stock)*	7,500	3,451,950
Block, Inc.*	4,087	274,360
Corpay, Inc.*	933	291,805
Euronet Worldwide, Inc.*	1,700	168,691
EXOR NV (Netherlands)	4,891	524,335
Fidelity National Information Services, Inc.	10,900	912,875
Groupe Bruxelles Lambert NV (Belgium)	4,631	360,868
Industrivarden AB (Sweden) (Class A Stock)	2,167	80,143
Industrivarden AB (Sweden) (Class C Stock)	6,150	226,465
Investor AB (Sweden) (Class B Stock)	39,290	1,210,769
Mastercard, Inc. (Class A Stock)	8,080	3,989,904
ORIX Corp. (Japan)	5,400	126,354
PayPal Holdings, Inc.*	14,200	1,108,026
Shift4 Payments, Inc. (Class A Stock)*	1,534	135,912
Visa, Inc. (Class A Stock)	6,877	1,890,831
		16,125,221
Food Products — 0.4%
Archer-Daniels-Midland Co.	4,700	280,778
Associated British Foods PLC (United Kingdom)	15,710	490,980
AVI Ltd. (South Africa)	31,672	201,205
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	7	90,299
Conagra Brands, Inc.	18,100	588,612
Danone SA (France)	6,772	493,269
Freshpet, Inc.*(a)	1,864	254,939
General Mills, Inc.(a)	5,600	413,560
Gruma SAB de CV (Mexico) (Class B Stock)	12,678	234,926
Hershey Co. (The)(a)	323	61,945
Hormel Foods Corp.	2,300	72,910
Ingredion, Inc.	3,500	481,005
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	51,400	211,554
Lamb Weston Holdings, Inc.(a)	845	54,705
Mondelez International, Inc. (Class A Stock)	8,927	657,652
Nestle SA	53,037	5,329,817
Orkla ASA (Norway)	6,483	61,144
WH Group Ltd. (Hong Kong), 144A	1,038,500	817,922
Wilmar International Ltd. (China)	182,500	473,335
		11,270,557
Gas Utilities — 0.0%
APA Group (Australia), UTS	10,597	56,712
Osaka Gas Co. Ltd. (Japan)	16,600	374,365
Snam SpA (Italy)	50,645	257,973
Tokyo Gas Co. Ltd. (Japan)	7,800	181,686
		870,736

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	4,811	$563,609
CSX Corp.	58,905	2,033,990
Hankyu Hanshin Holdings, Inc. (Japan)	13,000	401,591
Ryder System, Inc.	500	72,900
TFI International, Inc. (Canada)(a)	743	101,709
Tokyu Corp. (Japan)	25,200	326,338
Uber Technologies, Inc.*	16,200	1,217,592
Union Pacific Corp.	6,440	1,587,331
West Japan Railway Co. (Japan)	37,319	708,739
		7,013,799
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	14,785	1,685,638
Alcon, Inc.	5,067	507,106
Becton, Dickinson & Co.	4,000	964,400
Boston Scientific Corp.*	16,542	1,386,219
ConvaTec Group PLC (United Kingdom), 144A	100,813	306,190
Demant A/S (Denmark)*	11,495	447,515
EssilorLuxottica SA (France)	1,964	465,319
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	36,259	803,722
GE HealthCare Technologies, Inc.	1,802	169,118
Getinge AB (Sweden) (Class B Stock)	10,822	232,908
Hoya Corp. (Japan)	8,800	1,218,831
Intuitive Surgical, Inc.*	1,300	638,651
Koninklijke Philips NV (Netherlands)*	17,401	570,503
Medtronic PLC	18,773	1,690,133
Olympus Corp. (Japan)	12,600	239,517
Sonova Holding AG (Switzerland)	213	76,722
STERIS PLC	700	169,778
Stryker Corp.(a)	2,388	862,689
Terumo Corp. (Japan)	25,100	475,507
Zimmer Biomet Holdings, Inc.	700	75,565
		12,986,031
Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd. (India)	6,588	566,201
Cardinal Health, Inc.	2,800	309,456
Centene Corp.*	18,781	1,413,834
Cigna Group (The)	5,327	1,845,486
Elevance Health, Inc.	2,100	1,092,000
Fresenius Medical Care AG (Germany)	13,433	570,791
Fresenius SE & Co. KGaA (Germany)*	6,664	254,237
Quest Diagnostics, Inc.	3,900	605,475
Sonic Healthcare Ltd. (Australia)	5,049	94,965
Tenet Healthcare Corp.*	500	83,100
UnitedHealth Group, Inc.	5,793	3,387,051
		10,222,596
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.	22,233	2,640,169
American Healthcare REIT, Inc.	220,040	5,743,044
CareTrust REIT, Inc.	104,641	3,229,221
Healthpeak Properties, Inc.	3,700	84,619
National Health Investors, Inc.	35,637	2,995,646
	Shares	Value

Common Stocks (continued)
Health Care REITs (cont’d.)
Ventas, Inc.	10,500	$673,365
Welltower, Inc.	129,851	16,624,824
		31,990,888
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	2,881	354,607
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.(a)	150,222	2,643,907
Park Hotels & Resorts, Inc.	28,200	397,620
		3,041,527
Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	4,995	217,132
Airbnb, Inc. (Class A Stock)*	3,931	498,490
Amadeus IT Group SA (Spain)	4,318	312,721
Aristocrat Leisure Ltd. (Australia)	29,025	1,171,870
Carnival Corp.*	7,800	144,144
Cava Group, Inc.*	4,300	532,555
Chipotle Mexican Grill, Inc.*	26,631	1,534,478
Compass Group PLC (United Kingdom)	67,768	2,172,621
Darden Restaurants, Inc.	4,200	689,346
Domino’s Pizza, Inc.(a)	429	184,530
Evolution AB (Sweden), 144A	709	69,732
Galaxy Entertainment Group Ltd. (Macau)	40,000	197,528
Hilton Worldwide Holdings, Inc.	3,000	691,500
Indian Hotels Co. Ltd. (The) (India)	18,323	149,743
InterContinental Hotels Group PLC (United Kingdom)	1,014	110,425
J D Wetherspoon PLC (United Kingdom)*	15,632	155,192
La Francaise des Jeux SAEM (France), 144A	11,769	484,289
MakeMyTrip Ltd. (India)*(a)	5,715	531,209
Marriott International, Inc. (Class A Stock)	2,897	720,194
McDonald’s Corp.	4,319	1,315,179
Meituan (China) (Class B Stock), 144A*	24,530	520,904
Royal Caribbean Cruises Ltd.	3,000	532,080
Sodexo SA (France)	11,148	913,952
Texas Roadhouse, Inc.	4,683	827,018
Travel + Leisure Co.	2,900	133,632
Trip.com Group Ltd. (China), ADR*	9,948	591,210
Whitbread PLC (United Kingdom)	10,101	424,025
Zensho Holdings Co. Ltd. (Japan)	6,600	365,679
Zomato Ltd. (India)*	276,257	899,181
		17,090,559
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	7,091	448,516
Garmin Ltd.(a)	3,100	545,693
Lennar Corp. (Class A Stock)	3,067	575,001
Midea Group Co. Ltd. (China) (Class A Stock)	13,400	144,583

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Newell Brands, Inc.	14,400	$110,592
Panasonic Holdings Corp. (Japan)	25,900	227,525
Persimmon PLC (United Kingdom)	5,522	121,516
SEB SA (France)	2,446	279,200
Sekisui Chemical Co. Ltd. (Japan)	11,100	173,557
Sekisui House Ltd. (Japan)	13,200	366,507
Sony Group Corp. (Japan)	96,000	1,865,049
Toll Brothers, Inc.(a)	2,024	312,688
TopBuild Corp.*	685	278,665
		5,449,092
Household Products — 0.2%
Colgate-Palmolive Co.	11,700	1,214,577
Essity AB (Sweden) (Class B Stock)	28,345	884,780
Henkel AG & Co. KGaA (Germany)	1,989	169,089
Kimberly-Clark Corp.	2,700	384,156
Procter & Gamble Co. (The)	9,868	1,709,138
Reckitt Benckiser Group PLC (United Kingdom)	14,858	909,075
		5,270,815
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	36,200	726,172
Electric Power Development Co. Ltd. (Japan)	8,500	142,147
RWE AG (Germany)	8,909	324,580
Vistra Corp.	3,704	439,072
		1,631,971
Industrial Conglomerates — 0.3%
3M Co.	14,397	1,968,070
Hitachi Ltd. (Japan)	118,100	3,131,698
Lifco AB (Sweden) (Class B Stock)	1,958	64,484
Siemens AG (Germany)	11,515	2,329,576
Smiths Group PLC (United Kingdom)	8,676	194,976
		7,688,804
Industrial REITs — 1.2%
Americold Realty Trust, Inc.(a)	115,574	3,267,277
Goodman Group (Australia)	42,344	1,080,154
LXP Industrial Trust	266,603	2,679,360
Prologis, Inc.	137,015	17,302,254
Rexford Industrial Realty, Inc.(a)	65,413	3,290,928
STAG Industrial, Inc.	79,643	3,113,245
		30,733,218
Insurance — 1.2%
Admiral Group PLC (United Kingdom)	5,058	188,537
Ageas SA/NV (Belgium)	7,421	395,978
AIA Group Ltd. (Hong Kong)	188,200	1,643,524
Allianz SE (Germany)	7,002	2,303,092
Allstate Corp. (The)	5,000	948,250
American International Group, Inc.	6,000	439,380
Assurant, Inc.	2,200	437,492
Aviva PLC (United Kingdom)	104,572	677,288
AXA SA (France)	53,599	2,063,394
Axis Capital Holdings Ltd.	1,945	154,841
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Beazley PLC (United Kingdom)	16,994	$173,546
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	166,800	590,652
Chubb Ltd.	4,715	1,359,759
Dai-ichi Life Holdings, Inc. (Japan)	26,200	679,821
DB Insurance Co. Ltd. (South Korea)	3,846	330,502
Fairfax Financial Holdings Ltd. (Canada)	393	496,221
Fidelity National Financial, Inc.(a)	8,100	502,686
Generali (Italy)	8,098	234,378
Hannover Rueck SE (Germany)	2,231	636,860
iA Financial Corp., Inc. (Canada)	2,219	183,925
Insurance Australia Group Ltd. (Australia)	65,234	331,523
Japan Post Holdings Co. Ltd. (Japan)	76,000	728,775
Manulife Financial Corp. (Canada)	16,252	480,308
Markel Group, Inc.*	132	207,053
Marsh & McLennan Cos., Inc.	7,348	1,639,265
Medibank Private Ltd. (Australia)	184,521	465,538
MetLife, Inc.	23,377	1,928,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,958	1,629,990
NN Group NV (Netherlands)	2,562	127,834
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	101,000	634,233
Poste Italiane SpA (Italy), 144A	11,767	165,246
Progressive Corp. (The)	8,255	2,094,789
QBE Insurance Group Ltd. (Australia)	15,920	181,783
RenaissanceRe Holdings Ltd. (Bermuda)(a)	1,042	283,841
Sampo OYJ (Finland) (Class A Stock)	5,861	273,359
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,614	426,577
Sompo Holdings, Inc. (Japan)	20,400	459,832
Suncorp Group Ltd. (Australia)	13,523	168,865
Swiss Life Holding AG (Switzerland)	516	431,767
Swiss Re AG	5,156	713,485
T&D Holdings, Inc. (Japan)	8,800	155,151
Talanx AG (Germany)	4,516	380,675
Tokio Marine Holdings, Inc. (Japan)	26,800	988,235
Travelers Cos., Inc. (The)	2,147	502,656
Willis Towers Watson PLC	800	235,624
Zurich Insurance Group AG (Switzerland)	2,995	1,809,459
		31,884,124
Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)	56,216	9,323,424
Alphabet, Inc. (Class C Stock)	25,600	4,280,064
Auto Trader Group PLC (United Kingdom), 144A	42,295	491,687
Kanzhun Ltd. (China), ADR	11,279	195,803
LY Corp. (Japan)	130,600	380,672
Meta Platforms, Inc. (Class A Stock)	16,568	9,484,186
REA Group Ltd. (Australia)	2,469	341,664
Scout24 SE (Germany), 144A	3,179	273,705

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Interactive Media & Services (cont’d.)
Tencent Holdings Ltd. (China)	18,400	$1,023,130
		25,794,335
IT Services — 0.3%
Accenture PLC (Ireland) (Class A Stock)	1,000	353,480
Capgemini SE (France)	1,047	226,048
CGI, Inc. (Canada)*	2,637	303,427
Cognizant Technology Solutions Corp. (Class A Stock)	11,700	903,006
Fujitsu Ltd. (Japan)	12,200	250,825
Globant SA*(a)	2,498	494,954
GoDaddy, Inc. (Class A Stock)*	1,500	235,170
International Business Machines Corp.(a)	11,275	2,492,677
NEC Corp. (Japan)	8,400	811,157
Tata Consultancy Services Ltd. (India)	16,666	848,608
Wix.com Ltd. (Israel)*	4,200	702,114
		7,621,466
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	31,000	707,363
Hasbro, Inc.	2,169	156,862
Sankyo Co. Ltd. (Japan)	44,500	655,886
		1,520,111
Life Sciences Tools & Services — 0.2%
Danaher Corp.	4,600	1,278,892
Illumina, Inc.*	5,500	717,255
Lonza Group AG (Switzerland)	1,659	1,052,774
QIAGEN NV*	9,740	443,852
Thermo Fisher Scientific, Inc.	2,900	1,793,853
		5,286,626
Machinery — 0.7%
Alfa Laval AB (Sweden)	9,427	453,212
Allison Transmission Holdings, Inc.	8,439	810,735
Atlas Copco AB (Sweden) (Class A Stock)	98,585	1,910,618
Atlas Copco AB (Sweden) (Class B Stock)	25,430	436,324
Caterpillar, Inc.	1,965	768,551
Cummins, Inc.	2,100	679,959
Daifuku Co. Ltd. (Japan)	3,300	63,881
Deere & Co.(a)	2,236	933,150
Donaldson Co., Inc.	6,200	456,940
Doosan Bobcat, Inc. (South Korea)	9,121	282,038
Epiroc AB (Sweden) (Class B Stock)	7,920	150,185
FANUC Corp. (Japan)	17,900	525,730
Flowserve Corp.	13,500	697,815
GEA Group AG (Germany)	16,374	803,088
Indutrade AB (Sweden)	6,965	216,751
ITT, Inc.	3,800	568,138
Knorr-Bremse AG (Germany)	4,105	365,775
Komatsu Ltd. (Japan)	2,200	61,588
Kone OYJ (Finland) (Class B Stock)	5,351	320,105
Makita Corp. (Japan)	13,200	445,917
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
MINEBEA MITSUMI, Inc. (Japan)	3,400	$67,206
Mitsubishi Heavy Industries Ltd. (Japan)	26,100	390,038
Oshkosh Corp.	1,200	120,252
Otis Worldwide Corp.	3,953	410,875
Parker-Hannifin Corp.	1,928	1,218,149
Rational AG (Germany)	414	422,673
RBC Bearings, Inc.*	473	141,607
Sandvik AB (Sweden)	3,180	71,159
Schindler Holding AG (Switzerland)	400	113,763
Schindler Holding AG (Switzerland) (Part. Cert.)	942	276,481
SKF AB (Sweden) (Class B Stock)	10,508	209,308
Techtronic Industries Co. Ltd. (Hong Kong)	58,366	871,313
Trelleborg AB (Sweden) (Class B Stock)	5,246	201,923
VAT Group AG (Switzerland), 144A	343	175,410
Volvo AB (Sweden) (Class A Stock)	3,315	88,519
Volvo AB (Sweden) (Class B Stock)	35,643	942,836
Wartsila OYJ Abp (Finland)	27,628	618,223
Westinghouse Air Brake Technologies Corp.	2,100	381,717
Xylem, Inc.	900	121,527
		17,793,479
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	50	81,035
AP Moller - Maersk A/S (Denmark) (Class B Stock)	114	191,838
Kawasaki Kisen Kaisha Ltd. (Japan)	44,700	696,851
Kirby Corp.*	4,440	543,589
SITC International Holdings Co. Ltd. (China)	118,000	316,517
		1,829,830
Media — 0.1%
Comcast Corp. (Class A Stock)	25,900	1,081,843
Informa PLC (United Kingdom)	16,140	177,500
Publicis Groupe SA (France)	7,291	797,901
Vivendi SE (France)	12,721	147,159
		2,204,403
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	3,140	252,958
Anglo American PLC (South Africa)	5,023	163,276
Antofagasta PLC (Chile)	2,937	79,167
Barrick Gold Corp. (Canada)	8,809	175,211
BHP Group Ltd. (Australia)	85,163	2,643,984
Boliden AB (Sweden)	11,021	374,041
Fortescue Ltd. (Australia)	72,519	1,022,850
Freeport-McMoRan, Inc.	14,300	713,856
Glencore PLC (Australia)*	203,379	1,164,681
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	17,949	267,022
JFE Holdings, Inc. (Japan)	16,300	219,140

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Lundin Mining Corp. (Chile)	42,795	$448,375
Nippon Steel Corp. (Japan)	23,400	524,444
Northern Star Resources Ltd. (Australia)	59,241	648,941
Rio Tinto Ltd. (Australia)	6,036	533,857
Rio Tinto PLC (Australia)	32,677	2,319,663
Vale SA (Brazil)	43,500	508,406
voestalpine AG (Austria)	4,360	113,292
		12,173,164
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	4,169	122,652
Centrica PLC (United Kingdom)	381,946	597,418
DTE Energy Co.	5,800	744,778
E.ON SE (Germany)	106,202	1,581,554
Engie SA (France)	56,381	974,952
National Grid PLC (United Kingdom)	55,325	764,758
NiSource, Inc.	18,811	651,801
Sembcorp Industries Ltd. (Singapore)	69,500	298,762
Sempra(a)	5,300	443,239
Veolia Environnement SA (France)	2,752	90,605
		6,270,519
Office REITs — 0.3%
Dexus (Australia)	25,585	133,494
Gecina SA (France)	2,516	289,691
Hudson Pacific Properties, Inc.	236,426	1,130,116
Japan Real Estate Investment Corp. (Japan)	72	286,243
Kilroy Realty Corp.	60,597	2,345,104
Nippon Building Fund, Inc. (Japan)	145	132,868
Piedmont Office Realty Trust, Inc. (Class A Stock)	138,851	1,402,395
SL Green Realty Corp.(a)	24,498	1,705,306
		7,425,217
Oil, Gas & Consumable Fuels — 1.1%
Antero Resources Corp.*	13,100	375,315
ARC Resources Ltd. (Canada)	33,190	560,999
BP PLC	242,313	1,263,793
Cenovus Energy, Inc. (Canada)	36,668	613,280
Cheniere Energy, Inc.	7,412	1,332,974
Chevron Corp.	4,800	706,896
ConocoPhillips	9,600	1,010,688
Devon Energy Corp.	11,000	430,320
Diamondback Energy, Inc.	5,234	902,342
ENEOS Holdings, Inc. (Japan)	115,400	631,834
Eni SpA (Italy)	51,585	784,997
Equinor ASA (Norway)	8,824	223,236
Exxon Mobil Corp.	35,116	4,116,297
Harbour Energy PLC (United Kingdom)	77,581	276,707
Idemitsu Kosan Co. Ltd. (Japan)	80,400	583,008
Inpex Corp. (Japan)	39,000	528,012
LUKOIL PJSC (Russia)^	7,425	—
PetroChina Co. Ltd. (China) (Class H Stock)	574,000	463,030
Petroleo Brasileiro SA (Brazil), ADR(a)	29,052	418,639
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	6,700	$880,715
Repsol SA (Spain)	39,742	524,169
Santos Ltd. (Australia)	19,798	95,930
Shell PLC	102,549	3,326,868
Shell PLC, ADR	20,535	1,354,283
Suncor Energy, Inc. (Canada)	9,325	344,193
TotalEnergies SE (France)	59,121	3,839,043
TotalEnergies SE (France), ADR(a)	2,546	164,522
Valero Energy Corp.	1,000	135,030
Williams Cos., Inc. (The)	32,547	1,485,771
		27,372,891
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,300	247,158
Mondi PLC (Austria)	8,917	170,096
UPM-Kymmene OYJ (Finland)	9,936	332,602
		749,856
Passenger Airlines — 0.0%
Air Canada (Canada)*	4,918	59,600
ANA Holdings, Inc. (Japan)	8,000	171,306
Japan Airlines Co. Ltd. (Japan)	10,200	178,394
Qantas Airways Ltd. (Australia)*	45,962	234,612
Singapore Airlines Ltd. (Singapore)	71,100	375,330
		1,019,242
Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	1,788	200,181
Haleon PLC	88,540	463,285
Kao Corp. (Japan)	9,300	459,668
L’Oreal SA (France)	4,771	2,139,969
Unilever PLC (United Kingdom)	45,159	2,927,807
Unilever PLC (United Kingdom), ADR	22,381	1,453,870
		7,644,780
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	32,075	4,996,850
AstraZeneca PLC (United Kingdom), ADR	14,213	1,107,335
Bayer AG (Germany)	5,642	190,879
Bristol-Myers Squibb Co.	3,957	204,735
Chugai Pharmaceutical Co. Ltd. (Japan)	20,200	979,116
Daiichi Sankyo Co. Ltd. (Japan)	39,300	1,298,172
Elanco Animal Health, Inc.*	26,300	386,347
Eli Lilly & Co.	6,375	5,647,867
Galderma Group AG (Switzerland)*	2,651	246,197
GSK PLC	84,792	1,726,451
Hikma Pharmaceuticals PLC (Jordan)	18,887	483,312
Ipsen SA (France)	3,501	431,255
Johnson & Johnson	15,100	2,447,106
Kyowa Kirin Co. Ltd. (Japan)	22,000	388,228
Merck & Co., Inc.	19,768	2,244,854
Merck KGaA (Germany)	2,876	507,703
Novartis AG (Switzerland)	35,280	4,062,223
Novo Nordisk A/S (Denmark), ADR	2,146	255,524

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	73,302	$8,694,462
Ono Pharmaceutical Co. Ltd. (Japan)	5,100	68,459
Orion OYJ (Finland) (Class B Stock)	7,960	436,159
Otsuka Holdings Co. Ltd. (Japan)	12,500	709,989
Pfizer, Inc.	5,300	153,382
Roche Holding AG	16,466	5,269,404
Sanofi SA	28,004	3,224,361
Sanofi SA, ADR	12,301	708,907
Santen Pharmaceutical Co. Ltd. (Japan)	39,100	474,648
Shionogi & Co. Ltd. (Japan)	39,900	571,934
Sun Pharmaceutical Industries Ltd. (India)	27,343	628,628
Takeda Pharmaceutical Co. Ltd. (Japan)	24,200	697,289
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	22,300	401,846
		49,643,622
Professional Services — 0.3%
Automatic Data Processing, Inc.	3,400	940,882
Bureau Veritas SA (France)	9,097	301,808
Computershare Ltd. (Australia)	32,320	563,430
Dun & Bradstreet Holdings, Inc.	49,600	570,896
Experian PLC	6,749	355,467
Intertek Group PLC (United Kingdom)	4,602	318,171
Leidos Holdings, Inc.	1,200	195,600
ManpowerGroup, Inc.	2,300	169,096
Parsons Corp.*	2,100	217,728
Recruit Holdings Co. Ltd. (Japan)	22,000	1,336,553
RELX PLC (United Kingdom)	17,822	841,489
SGS SA (Switzerland)	1,176	131,314
Teleperformance SE (France)	2,254	233,177
Wolters Kluwer NV (Netherlands)	9,544	1,609,803
		7,785,414
Real Estate Management & Development — 0.2%
Colliers International Group, Inc. (Canada)	2,017	306,103
CoStar Group, Inc.*	1,000	75,440
Daito Trust Construction Co. Ltd. (Japan)	5,100	621,211
Daiwa House Industry Co. Ltd. (Japan)	16,400	516,206
Emaar Properties PJSC (United Arab Emirates)	79,767	189,254
Henderson Land Development Co. Ltd. (Hong Kong)	24,000	76,002
Jones Lang LaSalle, Inc.*	3,200	863,392
KE Holdings, Inc. (China), ADR	26,019	518,038
LEG Immobilien SE (Germany)	3,457	361,926
Macrotech Developers Ltd. (India), 144A	8,644	127,281
Mitsubishi Estate Co. Ltd. (Japan)	11,700	184,793
Mitsui Fudosan Co. Ltd. (Japan)	28,000	263,840
Nomura Real Estate Holdings, Inc. (Japan)	10,500	282,902
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Phoenix Mills Ltd. (The) (India)	7,635	$167,963
Swiss Prime Site AG (Switzerland)	2,031	227,622
Vonovia SE (Germany)	20,697	755,577
		5,537,550
Residential REITs — 0.9%
American Homes 4 Rent (Class A Stock)	50,374	1,933,858
AvalonBay Communities, Inc.	1,795	404,324
Equity Residential	10,400	774,384
Essex Property Trust, Inc.	17,667	5,219,185
Mid-America Apartment Communities, Inc.	22,105	3,512,485
UDR, Inc.	100,436	4,553,768
Veris Residential, Inc.	331,577	5,921,965
		22,319,969
Retail REITs — 1.3%
Agree Realty Corp.(a)	60,571	4,562,813
Brixmor Property Group, Inc.	174,248	4,854,549
InvenTrust Properties Corp.	30,061	852,831
Kimco Realty Corp.(a)	4,400	102,168
Klepierre SA (France)	19,168	628,058
NNN REIT, Inc.(a)	136,936	6,640,027
Realty Income Corp.(a)	3,300	209,286
Regency Centers Corp.	52,649	3,802,837
Scentre Group (Australia)	208,392	523,876
Simon Property Group, Inc.	63,579	10,746,123
Unibail-Rodamco-Westfield (France)	3,941	345,164
Vicinity Ltd. (Australia)	232,371	354,048
		33,621,780
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.*	3,300	541,464
Advantest Corp. (Japan)	35,396	1,664,719
Analog Devices, Inc.	2,205	507,525
Applied Materials, Inc.	2,439	492,800
ASM International NV (Netherlands)	2,785	1,837,431
ASML Holding NV (Netherlands) (SGMX)	8,339	6,936,886
ASML Holding NV (Netherlands) (XNGS)	253	210,812
Broadcom, Inc.	24,543	4,233,667
Disco Corp. (Japan)	3,621	953,872
Infineon Technologies AG (Germany)	14,489	508,679
Kokusai Electric Corp. (Japan)	10,200	229,995
Lam Research Corp.	1,995	1,628,080
Lasertec Corp. (Japan)	3,000	500,180
Marvell Technology, Inc.	5,165	372,500
MediaTek, Inc. (Taiwan)	13,020	479,859
Micron Technology, Inc.	16,904	1,753,114
Monolithic Power Systems, Inc.	1,100	1,016,950
Novatek Microelectronics Corp. (Taiwan)	12,000	195,376
NVIDIA Corp.	173,888	21,116,959
NXP Semiconductors NV (China)	6,364	1,527,424
Onto Innovation, Inc.*	3,600	747,216

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Qorvo, Inc.*	6,400	$661,120
QUALCOMM, Inc.	9,500	1,615,475
Renesas Electronics Corp. (Japan)	48,900	709,669
SCREEN Holdings Co. Ltd. (Japan)	5,200	365,671
Skyworks Solutions, Inc.	1,400	138,278
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	26,119	4,536,087
Teradyne, Inc.	5,600	750,008
Texas Instruments, Inc.	1,000	206,570
Tokyo Electron Ltd. (Japan)	9,300	1,658,522
Universal Display Corp.	168	35,263
		58,132,171
Software — 1.8%
Adobe, Inc.*	1,500	776,670
Autodesk, Inc.*	3,900	1,074,372
Check Point Software Technologies Ltd. (Israel)*	4,940	952,481
Constellation Software, Inc. (Canada)	128	415,049
Crowdstrike Holdings, Inc. (Class A Stock)*	3,300	925,551
CyberArk Software Ltd.*	5,173	1,508,499
Dassault Systemes SE (France)	9,683	384,616
Datadog, Inc. (Class A Stock)*	2,800	322,168
DocuSign, Inc.*	3,500	217,315
Gitlab, Inc. (Class A Stock)*	6,700	345,318
Informatica, Inc. (Class A Stock)*	19,200	485,376
Intuit, Inc.	2,997	1,861,137
Microsoft Corp.	52,953	22,785,676
Monday.com Ltd.*	4,360	1,211,077
Nemetschek SE (Germany)	757	78,682
Nice Ltd. (Israel)*	2,688	467,338
Oracle Corp.	9,877	1,683,041
Oracle Corp. (Japan)	1,400	144,541
Salesforce, Inc.	9,818	2,687,285
SAP SE (Germany)	15,658	3,581,495
ServiceNow, Inc.*	1,700	1,520,463
Teradata Corp.*	6,400	194,176
WiseTech Global Ltd. (Australia)	15,862	1,502,075
Workday, Inc. (Class A Stock)*	3,500	855,435
Xero Ltd. (New Zealand)*	5,999	620,092
Zoom Video Communications, Inc. (Class A Stock)*	10,700	746,218
		47,346,146
Specialized REITs — 2.0%
American Tower Corp.	800	186,048
Digital Realty Trust, Inc.	67,443	10,914,301
EPR Properties	63	3,090
Equinix, Inc.	16,656	14,784,365
Extra Space Storage, Inc.	44,540	8,025,663
Gaming & Leisure Properties, Inc.	52,344	2,693,099
Iron Mountain, Inc.(a)	60,668	7,209,178
Public Storage	20,504	7,460,790
SBA Communications Corp.	800	192,560
		51,469,094
	Shares	Value

Common Stocks (continued)
Specialty Retail — 0.5%
AutoZone, Inc.*(a)	193	$607,958
Avolta AG (Switzerland)*	6,096	258,017
Bath & Body Works, Inc.	4,600	146,832
Burlington Stores, Inc.*	500	131,740
Carvana Co.*	2,900	504,919
Fast Retailing Co. Ltd. (Japan)	2,300	763,134
Gap, Inc. (The)	30,300	668,115
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	5,261	89,603
Home Depot, Inc. (The)	4,300	1,742,360
Industria de Diseno Textil SA (Spain)	51,287	3,037,549
JD Sports Fashion PLC (United Kingdom)	127,442	262,778
Kingfisher PLC (United Kingdom)	37,250	160,761
Lowe’s Cos., Inc.	10,613	2,874,531
Ross Stores, Inc.	2,076	312,459
TJX Cos., Inc. (The)	12,469	1,465,606
Zalando SE (Germany), 144A*	15,107	499,315
		13,525,677
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	105,120	24,492,960
Canon, Inc. (Japan)	17,200	566,487
Dell Technologies, Inc. (Class C Stock)	5,268	624,469
FUJIFILM Holdings Corp. (Japan)	17,600	455,610
Hewlett Packard Enterprise Co.	35,100	718,146
Logitech International SA (Switzerland)	8,793	787,508
Samsung Electronics Co. Ltd. (South Korea)	35,766	1,671,661
Seagate Technology Holdings PLC(a)	3,506	384,012
Wiwynn Corp. (Taiwan)	3,046	165,094
		29,865,947
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	7,499	1,987,135
Asics Corp. (Japan)	38,800	815,116
Brunello Cucinelli SpA (Italy)	9,643	1,041,060
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	7,256	1,152,284
Deckers Outdoor Corp.*	4,800	765,360
Hermes International SCA (France)	942	2,319,540
LVMH Moet Hennessy Louis Vuitton SE (France)	4,664	3,576,710
Moncler SpA (Italy)	12,364	786,062
Pandora A/S (Denmark)	4,051	667,678
Puma SE (Germany)	3,101	129,671
PVH Corp.	1,000	100,830
Ralph Lauren Corp.	1,452	281,499
		13,622,945
Tobacco — 0.2%
Altria Group, Inc.	13,400	683,936
British American Tobacco PLC (United Kingdom)	48,470	1,767,123
Imperial Brands PLC (United Kingdom)	32,368	941,555
Japan Tobacco, Inc. (Japan)	25,200	734,801

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	1,400	$169,960
		4,297,375
Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	2,492	74,708
AerCap Holdings NV (Ireland)	7,200	681,984
Brenntag SE (Germany)	1,388	103,604
Bunzl PLC (United Kingdom)	6,039	286,001
Ferguson Enterprises, Inc.	3,773	749,205
Finning International, Inc. (Canada)	11,678	383,294
ITOCHU Corp. (Japan)	13,800	743,752
Marubeni Corp. (Japan)	11,500	190,001
Mitsubishi Corp. (Japan)	35,700	741,841
Mitsui & Co. Ltd. (Japan)	67,200	1,502,864
Reece Ltd. (Australia)	4,087	80,150
Rexel SA (France)	4,885	141,600
Toyota Tsusho Corp. (Japan)	37,200	680,154
United Rentals, Inc.	600	485,838
Watsco, Inc.	293	144,121
WESCO International, Inc.	600	100,788
		7,089,905
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	4,193	921,100
Aeroports de Paris SA (France)	1,280	164,387
Auckland International Airport Ltd. (New Zealand)	30,225	143,438
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	7,889	136,729
Transurban Group (Australia), UTS	53,353	482,049
		1,847,703
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	55,000	1,762,063
SoftBank Corp. (Japan)	206,000	268,951
SoftBank Group Corp. (Japan)	7,400	438,940
Tele2 AB (Sweden) (Class B Stock)	27,717	313,501
T-Mobile US, Inc.	3,100	639,716
Vodafone Group PLC (United Kingdom)	607,373	608,708
		4,031,879

Total Common Stocks (cost $782,652,571)		940,915,718
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	80,663
Porsche Automobil Holding SE (Germany) (PRFC)	5,768	264,273
		344,936
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	7,269	683,285
	Shares	Value

Preferred Stocks (continued)
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	45,404	$159,523

Total Preferred Stocks (cost $1,121,280)		1,187,744
Unaffiliated Exchange-Traded Funds — 10.5%
Dimensional US Equity Market ETF	380,000	23,636,000
Energy Select Sector SPDR Fund	125,500	11,018,900
Invesco Preferred ETF(a)	402,000	4,964,700
iShares 0-3 Month Treasury Bond ETF	394,346	39,718,529
iShares Core MSCI EAFE ETF(a)	633,600	49,452,480
iShares Core S&P 500 ETF	94,120	54,290,299
iShares Gold Trust*(a)	31,100	1,545,670
iShares iBoxx High Yield Corporate Bond ETF(a)	39,300	3,155,790
iShares JP Morgan USD Emerging Markets Bond ETF(a)	78,400	7,336,672
iShares MSCI EAFE ETF	6,811	569,604
iShares Russell 1000 Growth ETF	39,800	14,940,124
iShares Russell 1000 Value ETF	66,300	12,583,740
Vanguard Real Estate ETF(a)	228,900	22,299,438
Vanguard Short-Term Corporate Bond ETF(a)	96,000	7,624,320
Vanguard Total Bond Market ETF	243,000	18,251,730

Total Unaffiliated Exchange-Traded Funds (cost $246,256,906)		271,387,996
Unaffiliated Funds — 5.8%
AQR Diversified Arbitrage Fund, (Institutional Shares)	1,729,475	21,359,014
Calamos Market Neutral Income Fund, (R6 Shares)	2,187,465	32,615,099
JPMorgan Hedged Equity Fund, (Institutional Shares)	701,793	22,969,694
Merger Fund (The), (Institutional Shares)	1,942,700	33,744,697
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	1,250,878	12,946,585
Victory Market Neutral Income Fund, (Institutional Shares)	2,057,915	17,409,957
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,032,086	9,330,055

Total Unaffiliated Funds (cost $146,474,171)		150,375,101

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	309	—
(cost $0)

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 2.7%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.754%(c)	10/20/34		2,000	$2,000,626
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.733%(c)	10/15/34		3,875	3,876,965
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
5.385%(c)	07/15/34	EUR	2,500	2,777,299
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	10/15/35	EUR	2,000	2,219,894
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)
6.654%(c)	04/20/32		2,925	2,926,828
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.431%(c)	08/26/32	EUR	1,999	2,221,425
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		2,500	2,500,381
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.701%(c)	07/18/37		3,250	3,253,831
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
6.606%(c)	10/22/37		2,250	2,250,206
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.576%(c)	04/25/31		927	926,871
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.335%(c)	07/15/34	EUR	1,000	1,103,362
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		1,500	1,501,500
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.779%(c)	04/18/37		1,500	1,502,954
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		3,750	3,750,030
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.787%(c)	10/17/34		3,750	$3,754,584
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	2,500	2,787,497
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.767%(c)	10/30/30		14	13,510
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.743%(c)	10/15/34		2,000	2,001,038
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.763%(c)	07/15/34		2,500	2,505,533
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		3,250	3,250,957
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	10/20/34		2,000	2,000,508
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.671%(c)	07/18/37		2,750	2,750,074
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.624%(c)	01/20/32		2,180	2,185,581
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.185%(c)	04/25/35		1,250	1,252,275
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.512%(c)	01/17/32	EUR	1,989	2,209,679
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.705%(c)	10/29/34		1,000	1,001,304
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	07/25/34	EUR	1,250	1,388,736
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	07/15/34	EUR	2,500	2,775,647
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.578%(c)	04/25/37		1,000	1,011,274
A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.754%(c)	10/20/34	2,750	$2,750,610
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.501%(c)	04/15/33	2,000	2,001,010
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34	1,000	1,000,341

Total Asset-Backed Securities (cost $69,738,019)			69,452,330
Corporate Bonds — 1.1%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27	862	863,077
Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	500	507,274
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	4	3,490
5.750%	04/20/29(a)	130	129,369
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	450	443,221
4.625%	04/15/29(a)	15	14,493
			590,573
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	580	480,616
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	92	91,978
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28	75	73,599
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	60	62,049
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	425	392,695
			620,321
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	200	$202,490
5.875%	04/30/29	200	209,541
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	4	3,921
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	380	367,540
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	25	27,328
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	215	203,986
			1,014,806
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	200	197,255
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	150	146,841
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30(a)	175	165,415
			509,511
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	175	155,148
Commercial Services — 0.0%
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32	60	60,388
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	10	9,301
4.875%	01/15/28	211	209,634
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	111	99,253
			378,576
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	79	86,972
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	375	351,890

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.0%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31	300	$293,941
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26	450	459,731
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29	100	106,572
			860,244
Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	5	4,881
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	9,685
5.125%	03/15/28	1,250	1,231,802
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	175	175,057
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	50	56,369
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30	200	198,817
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	400	408,604
8.000%(ff)	10/15/26(oo)	575	601,289
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	250	268,514
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32	55	57,899
			3,012,917
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29(a)	65	67,175
6.625%	03/15/32(a)	55	57,263
7.250%	06/15/28(a)	375	383,940
			508,378
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	275	261,692
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	125	129,289
7.000%	02/15/30	75	78,366
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	150	148,483
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	$4,938
7.125%	02/15/31(a)		30	32,474
Sr. Unsec’d. Notes, 144A
6.250%	03/15/33(a)		45	45,608
				700,850
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)		50	52,313
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		60	55,909
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	460	607,755
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	613,694
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		25	23,451
4.375%	01/31/32		300	278,181
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		60	61,809
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	140,236
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/33		85	85,105
				1,866,140
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		150	149,392
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		200	189,343
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		50	49,060
				238,403
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		400	360,397
4.625%	06/01/30		10	9,517

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.750%	05/15/31	375	$391,162
			761,076
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30	175	168,085
6.625%	01/15/28	4	4,039
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29(a)	4	4,109
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	400	399,324
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	5	5,044
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	125	122,856
			703,457
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	175	161,998
Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	150	161,895
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	200	200,000
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	100	106,857
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	100	100,750
5.625%	09/30/31	100	101,280
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	150	149,334
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	150	147,937
			968,053
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	195	186,095
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
6.125%	09/15/29		135	$136,735
6.500%	04/15/32(a)		340	346,136
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25		350	349,254
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		200	198,562
				1,216,782
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		25	26,359
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		100	106,044
				132,403
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		10	8,643
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		5	4,865
5.125%	05/01/27		21	20,656
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,063; purchased 01/31/24)(f)
6.625%	08/15/27(d)		75	966
Sec’d. Notes, 144A (original cost $27,500; purchased 01/31/24)(f)
5.375%	08/15/26(d)		400	4,689
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		5	3,352
7.375%	07/01/28		50	37,362
7.750%	07/01/26		400	346,943
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		275	288,412
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	117,411
5.250%	05/15/29	GBP	166	208,063
				1,041,362
Mining — 0.0%
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		75	76,517
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		150	144,967
				221,484

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	325	$332,818
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	125	125,659
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	125	125,002
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	50	52,254
8.625%	11/01/30	25	26,505
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	80	80,237
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32	275	267,785
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32(a)	70	71,059
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27	125	128,696
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	105	104,532
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29	200	199,184
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29	55	54,312
			1,568,043
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30	200	177,939
6.000%	06/15/29	150	155,212
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	300	288,711
			621,862
Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)	100	100,066
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	31	25,378
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	5	3,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.000%	02/15/29	15	$8,663
5.250%	01/30/30	60	33,600
5.250%	02/15/31	50	27,250
6.250%	02/15/29	1,090	667,625
7.000%	01/15/28	50	34,000
9.000%	12/15/25	25	23,937
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	50	39,125
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	188,214
			1,151,108
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	371,527
6.625%	02/01/32	50	51,723
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	357,993
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	125	128,709
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	475	463,506
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	170	169,854
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	180	182,453
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	35	33,697
			1,759,462
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	550	542,031
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	400	386,866
			928,897
Real Estate Investment Trusts (REITs) — 0.0%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	87	86,985
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	150	155,070

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		275	$254,385
				496,440
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	4,788
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28		100	104,871
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		225	244,696
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	491,647
12.000%	11/30/28		200	222,578
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		275	262,473
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		175	163,371
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		75	77,074
				1,571,498
Telecommunications — 0.1%
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		175	173,484
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		500	549,220
11.000%	11/15/29		400	443,423
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,969
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)		280	281,165
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,889
2.875%	02/15/31(a)		5	4,545
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	100	119,470
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		45	45,832
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	07/15/29	EUR	600	$696,516
				2,322,513
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		675	710,042
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)		25	26,201
7.125%	02/01/32		55	57,809
				794,052

Total Corporate Bonds (cost $29,615,071)				29,367,891
Floating Rate and Other Loans — 0.0%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.978%(c)	11/17/28		99	93,501
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	03/01/29		392	389,935
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		48	57,475
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^		44	40,019
Second Lien Term Loan, 1 Month SOFR + 3.400%
8.175%	08/24/26		323	3,476
				100,970

Total Floating Rate and Other Loans (cost $620,669)				584,406
Sovereign Bonds — 0.1%
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29	BRL	10,027	1,705,738
French Republic Government Bond OAT (France),
Bonds, 144A
0.750%	05/25/53	EUR	100	56,860
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35	ZAR	29,459	1,577,397

Total Sovereign Bonds (cost $3,291,821)				3,339,995
U.S. Treasury Obligations — 8.6%
U.S. Treasury Bonds
1.750%	08/15/41		5,220	3,700,491

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.250%	05/15/41(h)	5,570	$4,317,620
3.000%	02/15/49(h)	1,830	1,481,442
3.875%	05/15/43	160	154,075
4.750%	11/15/43	1,260	1,359,619
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	17,157	16,727,004
0.125%	01/15/30	19,298	18,010,269
0.125%	01/15/31	6,670	6,131,541
0.125%	01/15/32	726	656,617
0.125%	02/15/51	3,437	2,171,854
0.250%	01/15/25	1,321	1,304,782
0.250%	07/15/29	836	793,642
0.250%	02/15/50	5,120	3,400,864
0.375%	01/15/27	4,336	4,214,108
0.375%	07/15/27	431	418,877
0.500%	01/15/28	27,253	26,395,956
0.625%	01/15/26	364	357,095
0.625%	02/15/43	9,084	7,297,101
0.750%	02/15/42	4,350	3,629,218
0.750%	02/15/45	3,560	2,847,776
0.875%	01/15/29	6,527	6,374,939
0.875%	02/15/47	130	104,628
1.000%	02/15/46	1,002	835,624
1.000%	02/15/48	695	571,388
1.000%	02/15/49	600	489,906
1.125%	01/15/33	729	703,155
1.250%	04/15/28	1,950	1,932,261
1.375%	07/15/33	5,256	5,182,523
1.375%	02/15/44	1,755	1,600,987
1.500%	02/15/53	6,317	5,715,545
1.750%	01/15/28	7,312	7,372,133
1.750%	01/15/34	15,520	15,702,869
1.875%	07/15/34	2,361	2,419,139
2.000%	01/15/26	12,333	12,309,960
2.125%	04/15/29	2,258	2,321,145
2.375%	01/15/25	526	522,164
2.375%	01/15/27	5,256	5,343,108
2.500%	01/15/29	1,172	1,222,788
3.375%	04/15/32	26,104	29,501,843
3.875%	04/15/29	450	496,372
U.S. Treasury Notes
0.750%	01/31/28	15,500	14,134,063
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(k)	4,560	2,141,241
3.211%(s)	11/15/40(h)(k)	2,015	1,006,555
4.715%(s)	11/15/41	135	64,188
4.734%(s)	11/15/43	80	34,428
4.762%(s)	05/15/43(k)	1,975	869,386

Total U.S. Treasury Obligations (cost $226,645,821)			224,342,289

Total Long-Term Investments (cost $1,789,659,057)			2,005,641,724

	Shares	Value
Short-Term Investments — 27.5%
Affiliated Mutual Funds — 15.6%
PGIM Core Ultra Short Bond Fund(wa)	274,180,109	$274,180,109
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $131,125,362; includes $130,477,871 of cash collateral for securities on loan)(b)(wa)	131,181,049	131,128,577

Total Affiliated Mutual Funds (cost $405,305,471)		405,308,686

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
4.250%	10/01/24	570	569,922
(cost $570,000)
U.S. Treasury Obligations(n) — 6.4%
U.S. Treasury Bills
5.311%	10/15/24	9,000	8,983,632
5.281%	11/05/24	76,750	76,403,337
4.920%	11/12/24(k)	54,500	54,203,733
4.799%	12/19/24(k)	18,000	17,822,113
4.782%	07/10/25(k)	8,000	7,755,036

Total U.S. Treasury Obligations (cost $165,060,065)				165,167,851

	Shares
Unaffiliated Funds — 5.1%
BlackRock Liquidity FedFund (7-day effective yield 4.833%) (Institutional Shares)	34,630,811	34,630,811
Goldman Sachs Financial Square Government Fund (7-day effective yield 4.854%) (Institutional Shares)	34,630,813	34,630,813
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (7-day effective yield 4.760%) (Institutional Shares)	63,788,786	63,788,786

Total Unaffiliated Funds (cost $133,050,410)		133,050,410
Options Purchased*~ — 0.4%
(cost $8,990,256)		10,084,064

Total Short-Term Investments (cost $712,976,202)		714,180,933

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.8% (cost $2,502,635,259)		2,719,822,657

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $6,184)	$(1,988)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.8% (cost $2,502,629,075)	2,719,820,669

Liabilities in excess of other assets(z) — (4.8)%	(124,253,989)

Net Assets — 100.0%	$2,595,566,680

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
KOSPI	Korean Composite Stock Price Index
LME	London Metal Exchange
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co International PLC
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STOXX	Stock Index of the Eurozone
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WTI	West Texas Intermediate
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,019 and 0.0% of net assets.
A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,853,360; cash collateral of $130,477,871 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $32,563. The aggregate value of $5,655 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	02/28/29	$4,510.00		10		1	$2,016,452
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00		55		6	8,067,612
Total Options Purchased (cost $8,990,256)								$10,084,064
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42. V1(Q)	7,980		$(1,988)
(premiums received $6,184)
Financial Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
248	2 Year U.S. Treasury Notes	Dec. 2024	$51,644,063	$70,470
310	5 Year U.S. Treasury Notes	Dec. 2024	34,063,671	24,505
348	10 Year U.S. Treasury Notes	Dec. 2024	39,769,875	3,000
138	10 Year U.S. Ultra Treasury Notes	Dec. 2024	16,324,969	(11,909)
74	20 Year U.S. Treasury Bonds	Dec. 2024	9,189,875	(45,004)
205	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	27,284,218	(219,131)
16	IFSC Nifty 50 Index	Oct. 2024	832,208	(4,653)
246	Mini MSCI EAFE Index	Dec. 2024	30,599,940	607,472
43	NASDAQ 100 E-Mini Index	Dec. 2024	17,424,675	427,597
50	Russell 2000 E-Mini Index	Dec. 2024	5,623,000	106,911
7	S&P 500 E-Mini Index	Dec. 2024	2,034,988	39,286
				998,544
A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Financial Futures contracts outstanding at September 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	3 Month CME SOFR	Dec. 2024	$238,175	$(202)
5	5 Year Euro-Bobl	Dec. 2024	668,168	(5,203)
4	5 Year U.S. Treasury Notes	Dec. 2024	439,531	(655)
5	10 Year Euro-Bund	Dec. 2024	750,931	(7,379)
32	10 Year U.S. Ultra Treasury Notes	Dec. 2024	3,785,500	14,267
52	20 Year U.S. Treasury Bonds	Dec. 2024	6,457,750	41,221
44	Euro STOXX 50 Index	Dec. 2024	2,463,624	(76,590)
8	KOSPI 200 Index	Dec. 2024	532,079	(9,023)
22	Mini MSCI Emerging Markets Index	Dec. 2024	1,289,970	(71,113)
6	S&P 500 E-Mini Index	Dec. 2024	1,744,275	(23,404)
				(138,081)
				$860,463

Commodity Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
7	Brent Crude	Dec. 2024	$501,900	$(18,298)
146	Brent Crude	Jan. 2025	10,433,160	147,192
57	Coffee ’C’	Dec. 2024	5,776,594	807,275
61	Copper	Dec. 2024	6,943,325	747,104
444	Corn	Dec. 2024	9,429,450	500,359
150	Cotton No. 2	Dec. 2024	5,520,750	124,888
72	Gasoline RBOB	Nov. 2024	5,851,742	(391,308)
111	Gold 100 OZ	Dec. 2024	29,519,340	2,973,463
87	Hard Red Winter Wheat	Dec. 2024	2,539,313	32,379
82	Lean Hogs	Dec. 2024	2,403,420	66,633
76	Live Cattle	Dec. 2024	5,617,920	306,811
25	LME Lead	Nov. 2024	1,299,544	67,455
36	LME Nickel	Nov. 2024	3,761,744	230,565
63	LME PRI Aluminum	Nov. 2024	4,097,536	488,247
55	LME Zinc	Nov. 2024	4,239,139	373,964
55	Low Sulphur Gas Oil	Nov. 2024	3,631,375	(264,989)
519	Natural Gas	Nov. 2024	15,170,370	1,821,445
44	No. 2 Soft Red Winter Wheat	Dec. 2024	1,284,800	67,973
33	NY Harbor ULSD	Nov. 2024	2,985,998	(79,821)
44	Silver	Dec. 2024	6,920,760	680,844
155	Soybean	Nov. 2024	8,191,750	(284,087)
145	Soybean Meal	Dec. 2024	4,953,200	(136,773)
266	Soybean Oil	Dec. 2024	6,912,276	(28,688)
133	Sugar #11 (World)	Mar. 2025	3,347,131	476,452
165	WTI Crude	Nov. 2024	11,248,050	(585,265)
				8,123,820
Short Positions:
11	LME Nickel	Nov. 2024	1,149,422	(50,405)
1	LME PRI Aluminum	Nov. 2024	65,040	(4,249)
11	LME Zinc	Nov. 2024	847,828	(53,617)
				(108,271)
				$8,015,549
A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/24	BARC	AUD	152,166	$102,370,179	$105,227,965	$2,857,786	$—
Expiring 10/16/24	BARC	AUD	10,100	6,880,042	6,984,489	104,447	—
Expiring 10/16/24	BARC	AUD	2,900	1,983,005	2,005,448	22,443	—
Expiring 10/16/24	BARC	AUD	2,300	1,559,657	1,590,528	30,871	—
Expiring 10/16/24	MSCS	AUD	3,600	2,457,208	2,489,521	32,313	—
Expiring 10/16/24	MSCS	AUD	3,300	2,247,787	2,282,060	34,273	—
Expiring 10/16/24	MSCS	AUD	2,800	1,920,678	1,936,294	15,616	—
Expiring 10/16/24	MSCS	AUD	2,400	1,651,680	1,659,680	8,000	—
Expiring 10/18/24	CITI	AUD	6,380	4,317,892	4,412,045	94,153	—
Brazilian Real,
Expiring 10/02/24	BARC	BRL	575	106,000	105,551	—	(449)
Expiring 10/02/24	DB	BRL	3,857	699,770	707,871	8,101	—
Expiring 11/04/24	GSI	BRL	4,448	799,718	813,168	13,450	—
Expiring 12/19/24	GSI	BRL	7,740	1,385,150	1,407,586	22,436	—
British Pound,
Expiring 10/16/24	BARC	GBP	18,413	24,154,070	24,616,974	462,904	—
Expiring 10/16/24	BARC	GBP	1,900	2,517,586	2,540,187	22,601	—
Expiring 10/16/24	BARC	GBP	1,400	1,842,204	1,871,717	29,513	—
Expiring 10/16/24	BARC	GBP	1,300	1,712,684	1,738,023	25,339	—
Expiring 10/16/24	BARC	GBP	300	392,716	401,083	8,367	—
Expiring 10/16/24	MSCS	GBP	5,700	7,523,919	7,620,563	96,644	—
Expiring 10/16/24	MSCS	GBP	2,700	3,558,831	3,609,740	50,909	—
Expiring 10/16/24	MSCS	GBP	400	528,638	534,776	6,138	—
Expiring 10/16/24	MSCS	GBP	200	260,818	267,388	6,570	—
Expiring 10/18/24	CITI	GBP	86	111,779	114,977	3,198	—
Expiring 10/18/24	CITI	GBP	16	21,116	21,391	275	—
Expiring 10/18/24	GSB	GBP	395	521,968	528,696	6,728	—
Expiring 12/19/24	GSI	GBP	30	39,226	39,780	554	—
Expiring 12/19/24	JPM	GBP	121	160,140	162,286	2,146	—
Canadian Dollar,
Expiring 10/16/24	BARC	CAD	6,267	4,668,400	4,635,265	—	(33,135)
Expiring 10/16/24	BARC	CAD	906	670,652	670,438	—	(214)
Expiring 10/16/24	BARC	CAD	46	33,718	33,827	109	—
Expiring 10/16/24	BARC	CAD	25	18,538	18,580	42	—
Expiring 10/16/24	BARC	CAD	16	11,499	11,547	48	—
Expiring 10/16/24	MSCS	CAD	4,439	3,292,841	3,283,526	—	(9,315)
Expiring 10/16/24	MSCS	CAD	39	28,693	28,770	77	—
Expiring 10/18/24	CITI	CAD	139	103,584	103,063	—	(521)
Expiring 12/19/24	JPM	CAD	153	112,602	113,096	494	—
Expiring 12/19/24	UAG	CAD	73	53,868	54,103	235	—
Chilean Peso,
Expiring 12/18/24	GSI	CLP	110,270	116,891	122,543	5,652	—
China Yuan,
Expiring 12/19/24	UAG	CNY	30,395	4,367,652	4,370,278	2,626	—
Expiring 12/19/24	UAG	CNY	268	38,560	38,569	9	—
Chinese Renminbi,
Expiring 10/18/24	JPM	CNH	5,612	791,590	802,114	10,524	—
Expiring 11/12/24	BARC	CNH	733	103,000	105,043	2,043	—
Colombian Peso,
Expiring 12/18/24	CITI	COP	680,020	156,309	160,071	3,762	—
Expiring 12/18/24	CITI	COP	659,107	153,186	155,148	1,962	—
Czech Koruna,
Expiring 10/21/24	BARC	CZK	7,394	328,000	326,607	—	(1,393)
Euro,
Expiring 10/16/24	BARC	EUR	77,262	85,999,317	86,063,443	64,126	—
Expiring 10/16/24	MSCS	EUR	200	222,936	222,782	—	(154)
A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/16/24	MSCS	EUR	100	$110,631	$111,391	$760	$—
Expiring 10/16/24	MSCS	EUR	100	110,772	111,392	620	—
Expiring 10/16/24	MSCS	EUR	100	110,561	111,391	830	—
Expiring 10/18/24	BNP	EUR	80	89,570	89,121	—	(449)
Expiring 10/18/24	BOA	EUR	3,202	3,585,440	3,567,183	—	(18,257)
Expiring 10/18/24	MSCS	EUR	115	126,017	128,112	2,095	—
Expiring 10/21/24	GSI	EUR	812	892,859	904,909	12,050	—
Expiring 12/19/24	BARC	EUR	918	1,024,625	1,024,824	199	—
Expiring 12/19/24	BNP	EUR	1,317	1,470,347	1,470,593	246	—
Expiring 12/19/24	GSI	EUR	76	84,432	84,495	63	—
Hong Kong Dollar,
Expiring 12/19/24	BNP	HKD	1,314	169,387	169,241	—	(146)
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	63,782	176,175	178,554	2,379	—
Indian Rupee,
Expiring 10/18/24	CITI	INR	181,997	2,164,825	2,170,194	5,369	—
Expiring 12/18/24	BNP	INR	23,441	278,000	278,664	664	—
Expiring 12/18/24	GSI	INR	37,832	451,000	449,748	—	(1,252)
Expiring 12/18/24	HSBC	INR	39,728	471,300	472,280	980	—
Expiring 12/18/24	HSBC	INR	27,082	322,000	321,954	—	(46)
Expiring 12/19/24	GSI	INR	64,603	766,844	767,955	1,111	—
Expiring 12/19/24	GSI	INR	4,989	59,345	59,307	—	(38)
Indonesian Rupiah,
Expiring 10/18/24	JPM	IDR	7,935,886	512,191	521,848	9,657	—
Expiring 10/18/24	MSCS	IDR	11,012,643	712,424	724,169	11,745	—
Expiring 12/18/24	BOA	IDR	3,385,278	222,000	222,212	212	—
Expiring 12/18/24	DB	IDR	2,134,160	140,000	140,088	88	—
Expiring 12/18/24	MSI	IDR	15,467,090	999,612	1,015,271	15,659	—
Japanese Yen,
Expiring 10/16/24	BARC	JPY	3,936,422	27,301,187	27,452,524	151,337	—
Expiring 10/16/24	BARC	JPY	433,390	3,033,425	3,022,452	—	(10,973)
Expiring 10/16/24	BARC	JPY	320,779	2,214,839	2,237,107	22,268	—
Expiring 10/16/24	BARC	JPY	185,727	1,300,398	1,295,259	—	(5,139)
Expiring 10/16/24	BARC	JPY	167,583	1,163,272	1,168,720	5,448	—
Expiring 10/16/24	BARC	JPY	71,680	496,682	499,895	3,213	—
Expiring 10/16/24	BARC	JPY	58,069	404,315	404,971	656	—
Expiring 10/16/24	BARC	JPY	4,754	33,361	33,153	—	(208)
Expiring 10/16/24	MSCS	JPY	513,552	3,645,900	3,581,499	—	(64,401)
Expiring 10/16/24	MSCS	JPY	419,258	2,930,004	2,923,900	—	(6,104)
Expiring 10/16/24	MSCS	JPY	237,589	1,657,961	1,656,943	—	(1,018)
Expiring 10/16/24	MSCS	JPY	227,359	1,587,600	1,585,599	—	(2,001)
Expiring 10/16/24	MSCS	JPY	65,687	462,756	458,099	—	(4,657)
Expiring 10/16/24	MSCS	JPY	2,303	16,161	16,058	—	(103)
Expiring 10/18/24	CITI	JPY	385,202	2,432,852	2,687,211	254,359	—
Expiring 10/18/24	CITI	JPY	10,500	72,149	73,249	1,100	—
Expiring 12/19/24	GSI	JPY	42,813	305,834	301,164	—	(4,670)
Expiring 12/19/24	UAG	JPY	24,596	175,710	173,018	—	(2,692)
Mexican Peso,
Expiring 10/18/24	JPM	MXN	12,738	697,319	645,082	—	(52,237)
Expiring 10/18/24	JPM	MXN	1,000	52,457	50,642	—	(1,815)
Expiring 10/18/24	JPM	MXN	760	39,509	38,488	—	(1,021)
Expiring 10/18/24	MSCS	MXN	3,120	172,924	158,005	—	(14,919)
Expiring 11/01/24	GSB	MXN	2,923	147,063	147,695	632	—
Expiring 12/18/24	BARC	MXN	9,205	455,672	461,811	6,139	—
A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 12/19/24	UAG	TWD	954	$30,464	$30,437	$—	$(27)
New Zealand Dollar,
Expiring 10/16/24	MSCS	NZD	35,865	22,228,008	22,785,747	557,739	—
Expiring 10/16/24	MSCS	NZD	5,000	3,075,915	3,176,611	100,696	—
Expiring 10/16/24	MSCS	NZD	3,400	2,092,105	2,160,095	67,990	—
Expiring 10/16/24	MSCS	NZD	1,200	742,260	762,387	20,127	—
Expiring 10/16/24	MSCS	NZD	100	61,493	63,532	2,039	—
Expiring 12/19/24	BNP	NZD	5	3,054	3,133	79	—
Expiring 12/19/24	GSI	NZD	2	1,415	1,453	38	—
Expiring 12/19/24	JPM	NZD	2	1,437	1,474	37	—
Expiring 12/19/24	UAG	NZD	12	7,219	7,405	186	—
Norwegian Krone,
Expiring 10/16/24	BARC	NOK	70,176	6,621,244	6,651,113	29,869	—
Expiring 10/16/24	MSCS	NOK	196,009	18,098,198	18,577,151	478,953	—
Expiring 10/16/24	MSCS	NOK	17,748	1,701,083	1,682,099	—	(18,984)
Expiring 12/19/24	BOA	NOK	32	2,981	2,990	9	—
Expiring 12/19/24	GSI	NOK	16	1,476	1,482	6	—
Expiring 12/19/24	JPM	NOK	32	3,067	3,076	9	—
Expiring 12/19/24	UAG	NOK	19	1,826	1,831	5	—
Philippine Peso,
Expiring 12/18/24	HSBC	PHP	30,715	544,454	547,063	2,609	—
Polish Zloty,
Expiring 10/18/24	BNP	PLN	5,294	1,378,153	1,374,986	—	(3,167)
Expiring 10/21/24	BARC	PLN	1,028	268,000	266,864	—	(1,136)
Expiring 10/21/24	CITI	PLN	558	141,542	144,871	3,329	—
South African Rand,
Expiring 10/18/24	BOA	ZAR	14,000	785,490	809,031	23,541	—
Expiring 12/18/24	MSI	ZAR	3,914	219,999	225,006	5,007	—
Expiring 12/18/24	TD	ZAR	1,901	105,000	109,268	4,268	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	601,997	455,000	458,272	3,272	—
Expiring 12/18/24	CITI	KRW	345,434	259,000	262,963	3,963	—
Expiring 12/18/24	HSBC	KRW	336,155	258,000	255,899	—	(2,101)
Swedish Krona,
Expiring 10/16/24	BARC	SEK	8,765	865,162	863,779	—	(1,383)
Expiring 10/16/24	BARC	SEK	449	44,178	44,228	50	—
Expiring 10/16/24	BARC	SEK	68	6,649	6,664	15	—
Expiring 10/16/24	MSCS	SEK	694,897	67,128,311	68,478,043	1,349,732	—
Expiring 10/16/24	MSCS	SEK	22,538	2,233,628	2,220,947	—	(12,681)
Expiring 10/16/24	MSCS	SEK	233	22,876	22,913	37	—
Expiring 12/19/24	BNP	SEK	187	18,433	18,471	38	—
Expiring 12/19/24	GSI	SEK	255	25,146	25,220	74	—
Expiring 12/19/24	SSB	SEK	324	31,997	32,064	67	—
Swiss Franc,
Expiring 10/16/24	BARC	CHF	1,352	1,600,301	1,600,632	331	—
Expiring 10/16/24	BARC	CHF	32	37,645	37,947	302	—
Expiring 10/16/24	BARC	CHF	28	33,613	33,549	—	(64)
Expiring 10/16/24	BARC	CHF	22	26,307	26,228	—	(79)
Expiring 10/16/24	BARC	CHF	14	17,084	17,087	3	—
Expiring 10/16/24	BARC	CHF	10	11,344	11,256	—	(88)
Expiring 10/16/24	MSCS	CHF	40	47,607	47,662	55	—
Expiring 10/16/24	MSCS	CHF	35	40,938	40,973	35	—
Expiring 12/19/24	GSI	CHF	16	19,304	19,288	—	(16)
Expiring 12/19/24	JPM	CHF	8	9,881	9,869	—	(12)
Expiring 12/19/24	UAG	CHF	16	18,555	18,533	—	(22)
A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 12/18/24	CITI	THB	7,470	$226,000	$233,377	$7,377	$—
Expiring 12/18/24	CITI	THB	3,397	105,000	106,108	1,108	—
Expiring 12/18/24	HSBC	THB	8,491	264,000	265,269	1,269	—
Expiring 12/18/24	JPM	THB	7,561	230,000	236,201	6,201	—
Expiring 12/18/24	JPM	THB	5,583	169,082	174,417	5,335	—
Turkish Lira,
Expiring 10/02/24	HSBC	TRY	6,723	190,000	196,208	6,208	—
Expiring 10/09/24	CITI	TRY	7,930	222,352	229,761	7,409	—
Expiring 10/09/24	HSBC	TRY	8,868	249,132	256,953	7,821	—
Expiring 10/23/24	BOA	TRY	12,556	356,001	358,186	2,185	—
Expiring 10/30/24	CITI	TRY	5,341	150,984	151,031	47	—
Expiring 11/05/24	HSBC	TRY	6,971	196,439	196,016	—	(423)
Expiring 12/18/24	BARC	TRY	10,632	274,196	285,496	11,300	—
Expiring 12/18/24	BARC	TRY	8,009	206,765	215,064	8,299	—
Expiring 12/23/24	GSI	TRY	44,515	1,137,608	1,189,248	51,640	—
Expiring 04/06/26	BARC	TRY	30,901	532,506	562,933	30,427	—
Expiring 04/06/26	GSI	TRY	32,986	592,738	600,907	8,169	—
Expiring 04/06/26	GSI	TRY	30,571	531,205	556,912	25,707	—
Expiring 04/06/26	GSI	TRY	28,432	522,162	517,944	—	(4,218)
Expiring 04/06/26	GSI	TRY	3,100	54,669	56,468	1,799	—
				$476,383,685	$483,506,131	7,404,174	(281,728)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/24	BARC	AUD	1,800	$1,200,576	$1,244,760	$—	$(44,184)
Expiring 10/16/24	MSCS	AUD	111,566	75,062,291	77,151,701	—	(2,089,410)
Expiring 10/16/24	MSCS	AUD	9,200	6,131,669	6,362,109	—	(230,440)
Expiring 10/16/24	MSCS	AUD	1,300	867,387	898,994	—	(31,607)
Expiring 10/16/24	MSCS	AUD	500	344,520	345,767	—	(1,247)
Expiring 10/16/24	MSCS	AUD	200	138,481	138,307	174	—
Expiring 10/18/24	CITI	AUD	6,380	4,330,224	4,412,045	—	(81,821)
Expiring 12/19/24	BARC	AUD	—*	323	330	—	(7)
Expiring 12/19/24	BNYM	AUD	1	438	447	—	(9)
Expiring 12/19/24	CITI	AUD	7	4,451	4,548	—	(97)
Expiring 12/19/24	JPM	AUD	1	636	650	—	(14)
Brazilian Real,
Expiring 10/02/24	GSI	BRL	4,432	799,713	813,423	—	(13,710)
Expiring 12/19/24	GSI	BRL	7,005	1,222,827	1,273,810	—	(50,983)
Expiring 12/19/24	GSI	BRL	174	31,721	31,700	21	—
British Pound,
Expiring 10/16/24	BARC	GBP	1,200	1,604,308	1,604,329	—	(21)
Expiring 10/16/24	BARC	GBP	900	1,200,591	1,203,247	—	(2,656)
Expiring 10/16/24	MSCS	GBP	22,013	28,877,389	29,429,961	—	(552,572)
Expiring 10/18/24	CITI	GBP	102	131,859	136,368	—	(4,509)
Expiring 10/18/24	GSB	GBP	395	507,705	528,697	—	(20,992)
Expiring 10/21/24	TD	GBP	1,488	1,930,771	1,988,694	—	(57,923)
Expiring 12/19/24	JPM	GBP	82	108,920	109,355	—	(435)
Canadian Dollar,
Expiring 10/16/24	BARC	CAD	10,034	7,413,598	7,421,831	—	(8,233)
Expiring 10/16/24	BARC	CAD	9,365	6,919,117	6,926,868	—	(7,751)
Expiring 10/16/24	BARC	CAD	6,145	4,553,312	4,545,139	8,173	—
A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/16/24	BARC	CAD	17	$12,287	$12,326	$—	$(39)
Expiring 10/16/24	MSCS	CAD	2,255	1,666,351	1,668,246	—	(1,895)
Expiring 10/16/24	MSCS	CAD	51	37,589	37,721	—	(132)
Expiring 10/16/24	MSCS	CAD	36	26,413	26,383	30	—
Expiring 10/16/24	MSCS	CAD	17	12,323	12,279	44	—
Expiring 10/16/24	MSCS	CAD	14	10,255	10,298	—	(43)
Expiring 10/16/24	MSCS	CAD	9	6,951	6,935	16	—
Expiring 10/18/24	CITI	CAD	139	102,144	103,063	—	(919)
Expiring 12/19/24	UAG	CAD	111	81,892	82,093	—	(201)
Chilean Peso,
Expiring 12/18/24	TD	CLP	213,327	234,000	237,070	—	(3,070)
China Yuan,
Expiring 12/19/24	UAG	CNY	30,636	4,349,304	4,404,855	—	(55,551)
Chinese Renminbi,
Expiring 10/18/24	JPM	CNH	2,814	388,216	402,252	—	(14,036)
Expiring 10/18/24	JPM	CNH	2,798	386,331	399,863	—	(13,532)
Expiring 11/12/24	MSI	CNH	19,880	2,791,361	2,847,570	—	(56,209)
Expiring 11/12/24	MSI	CNH	2,508	352,000	359,234	—	(7,234)
Expiring 11/12/24	MSI	CNH	2,471	347,000	353,997	—	(6,997)
Colombian Peso,
Expiring 12/18/24	BARC	COP	449,414	106,000	105,788	212	—
Expiring 12/18/24	DB	COP	619,271	144,840	145,771	—	(931)
Expiring 12/18/24	DB	COP	599,290	139,160	141,067	—	(1,907)
Expiring 12/18/24	GSI	COP	955,988	227,000	225,031	1,969	—
Expiring 12/18/24	GSI	COP	697,149	164,795	164,102	693	—
Czech Koruna,
Expiring 10/21/24	HSBC	CZK	4,918	217,000	217,236	—	(236)
Expiring 10/21/24	MSI	CZK	26,925	1,159,554	1,189,274	—	(29,720)
Danish Krone,
Expiring 12/19/24	BNP	DKK	8	1,240	1,241	—	(1)
Expiring 12/19/24	GSI	DKK	42	6,345	6,355	—	(10)
Expiring 12/19/24	JPM	DKK	70	10,506	10,517	—	(11)
Euro,
Expiring 10/16/24	BARC	EUR	100	111,476	111,391	85	—
Expiring 10/16/24	BARC	EUR	100	111,064	111,392	—	(328)
Expiring 10/16/24	MSCS	EUR	43,162	48,039,930	48,079,004	—	(39,074)
Expiring 10/16/24	MSCS	EUR	100	111,006	111,391	—	(385)
Expiring 10/16/24	MSCS	EUR	100	111,684	111,391	293	—
Expiring 10/16/24	MSCS	EUR	100	111,347	111,392	—	(45)
Expiring 10/16/24	MSCS	EUR	100	111,963	111,392	571	—
Expiring 10/18/24	BNP	EUR	80	88,258	89,121	—	(863)
Expiring 10/18/24	BOA	EUR	1,802	1,969,454	2,007,545	—	(38,091)
Expiring 10/18/24	BOA	EUR	1,224	1,331,495	1,363,571	—	(32,076)
Expiring 10/18/24	BOA	EUR	91	99,857	101,375	—	(1,518)
Expiring 10/18/24	BOA	EUR	85	92,151	94,691	—	(2,540)
Expiring 10/18/24	MSCS	EUR	115	128,748	128,112	636	—
Expiring 10/21/24	BNYM	EUR	136	148,427	151,485	—	(3,058)
Expiring 10/21/24	CITI	EUR	235	258,487	262,126	—	(3,639)
Expiring 10/21/24	GSI	EUR	3,930	4,304,781	4,379,032	—	(74,251)
Expiring 10/21/24	HSBC	EUR	3,930	4,302,131	4,379,032	—	(76,901)
Expiring 10/21/24	MSI	EUR	498	554,324	554,830	—	(506)
Expiring 10/21/24	SSB	EUR	5,698	6,140,936	6,348,796	—	(207,860)
Expiring 10/21/24	SSB	EUR	4,277	4,676,139	4,765,480	—	(89,341)
Expiring 10/21/24	TD	EUR	600	655,269	668,923	—	(13,654)
Expiring 12/19/24	BNP	EUR	472	528,275	526,776	1,499	—
A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/19/24	BNP	EUR	354	$397,123	$395,182	$1,941	$—
Expiring 12/19/24	BNP	EUR	90	100,516	100,420	96	—
Hong Kong Dollar,
Expiring 12/19/24	BNP	HKD	17	2,212	2,213	—	(1)
Expiring 12/19/24	UAG	HKD	128	16,460	16,474	—	(14)
Hungarian Forint,
Expiring 10/21/24	UAG	HUF	82,146	225,000	229,963	—	(4,963)
Expiring 12/19/24	UAG	HUF	477	1,340	1,332	8	—
Indian Rupee,
Expiring 10/18/24	CITI	INR	112,838	1,347,304	1,345,521	1,783	—
Expiring 10/18/24	CITI	INR	69,159	823,368	824,674	—	(1,306)
Indonesian Rupiah,
Expiring 10/18/24	JPM	IDR	7,935,886	485,375	521,847	—	(36,472)
Expiring 10/18/24	MSCS	IDR	11,012,643	676,016	724,168	—	(48,152)
Israeli Shekel,
Expiring 12/19/24	JPM	ILS	29	7,666	7,770	—	(104)
Japanese Yen,
Expiring 10/16/24	BARC	JPY	292,355	2,100,168	2,038,878	61,290	—
Expiring 10/16/24	BARC	JPY	5,492	38,658	38,304	354	—
Expiring 10/16/24	BARC	JPY	3,925	27,981	27,373	608	—
Expiring 10/16/24	MSCS	JPY	2,762,351	19,158,451	19,264,581	—	(106,130)
Expiring 10/16/24	MSCS	JPY	408,759	2,891,124	2,850,675	40,449	—
Expiring 10/16/24	MSCS	JPY	397,958	2,799,515	2,775,349	24,166	—
Expiring 10/16/24	MSCS	JPY	242,372	1,729,887	1,690,295	39,592	—
Expiring 10/18/24	CITI	JPY	377,202	2,634,626	2,631,403	3,223	—
Expiring 10/18/24	CITI	JPY	18,500	127,068	129,058	—	(1,990)
Expiring 12/19/24	GSI	JPY	33,696	236,055	237,031	—	(976)
Expiring 12/19/24	UAG	JPY	18,284	128,544	128,616	—	(72)
Malaysian Ringgit,
Expiring 12/19/24	GSI	MYR	35	8,041	8,472	—	(431)
Mexican Peso,
Expiring 10/18/24	JPM	MXN	14,498	730,954	734,212	—	(3,258)
Expiring 10/18/24	MSCS	MXN	3,120	157,335	158,005	—	(670)
Expiring 11/01/24	GSB	MXN	2,923	154,000	147,694	6,306	—
Expiring 12/18/24	JPM	MXN	3,769	193,000	189,090	3,910	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	8,710	275,000	277,789	—	(2,789)
Expiring 12/18/24	CITI	TWD	28,364	882,099	904,662	—	(22,563)
Expiring 12/18/24	JPM	TWD	14,457	456,964	461,088	—	(4,124)
Expiring 12/18/24	JPM	TWD	10,139	321,000	323,375	—	(2,375)
Expiring 12/18/24	MSI	TWD	17,928	568,000	571,804	—	(3,804)
Expiring 12/19/24	UAG	TWD	586	18,419	18,677	—	(258)
New Zealand Dollar,
Expiring 10/16/24	BARC	NZD	73,465	45,532,933	46,673,859	—	(1,140,926)
Expiring 10/16/24	BARC	NZD	1,400	878,959	889,451	—	(10,492)
Expiring 10/16/24	MSCS	NZD	8,200	5,209,895	5,209,642	253	—
Expiring 10/16/24	MSCS	NZD	8,000	5,044,912	5,082,577	—	(37,665)
Expiring 10/16/24	MSCS	NZD	3,400	2,123,691	2,160,095	—	(36,404)
Norwegian Krone,
Expiring 10/16/24	BARC	NOK	173,184	15,993,068	16,413,870	—	(420,802)
Expiring 10/16/24	BARC	NOK	4,509	422,648	427,306	—	(4,658)
Expiring 10/16/24	BARC	NOK	278	26,458	26,359	99	—
Expiring 10/16/24	BARC	NOK	99	9,411	9,420	—	(9)
Expiring 10/16/24	MSCS	NOK	19,277	1,819,546	1,827,020	—	(7,474)
Expiring 10/16/24	MSCS	NOK	431	40,913	40,885	28	—
A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	914	$240,475	$246,484	$—	$(6,009)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	22,116	394,000	393,902	98	—
Expiring 12/18/24	CITI	PHP	15,213	272,000	270,954	1,046	—
Expiring 12/18/24	HSBC	PHP	9,053	161,226	161,249	—	(23)
Polish Zloty,
Expiring 10/18/24	BNP	PLN	5,216	1,321,540	1,354,703	—	(33,163)
Expiring 10/18/24	BNP	PLN	78	19,779	20,282	—	(503)
Expiring 10/21/24	BOA	PLN	810	205,000	210,222	—	(5,222)
Expiring 12/19/24	BOA	PLN	34	8,828	8,803	25	—
Singapore Dollar,
Expiring 12/18/24	CITI	SGD	783	602,108	611,229	—	(9,121)
Expiring 12/19/24	JPM	SGD	3	2,709	2,729	—	(20)
South African Rand,
Expiring 10/18/24	BOA	ZAR	14,000	765,708	809,030	—	(43,322)
Expiring 12/19/24	BNP	ZAR	3	192	195	—	(3)
Expiring 12/19/24	UAG	ZAR	34	1,918	1,959	—	(41)
South Korean Won,
Expiring 12/18/24	BOA	KRW	249,313	186,372	189,791	—	(3,419)
Expiring 12/18/24	MSI	KRW	978,319	736,007	744,749	—	(8,742)
Expiring 12/19/24	GSI	KRW	910,499	682,886	693,160	—	(10,274)
Swedish Krona,
Expiring 10/16/24	BARC	SEK	807,116	77,984,734	79,536,606	—	(1,551,872)
Expiring 10/16/24	BARC	SEK	13,469	1,298,740	1,327,325	—	(28,585)
Expiring 10/16/24	BARC	SEK	224	22,068	22,072	—	(4)
Expiring 10/16/24	BARC	SEK	80	7,795	7,854	—	(59)
Expiring 10/16/24	MSCS	SEK	59,220	5,794,726	5,835,825	—	(41,099)
Expiring 10/16/24	MSCS	SEK	26,380	2,546,525	2,599,573	—	(53,048)
Expiring 10/16/24	MSCS	SEK	26,179	2,580,594	2,579,758	836	—
Expiring 10/16/24	MSCS	SEK	24,913	2,449,979	2,454,999	—	(5,020)
Expiring 10/16/24	MSCS	SEK	286	27,699	28,180	—	(481)
Expiring 10/16/24	MSCS	SEK	254	25,154	25,027	127	—
Expiring 10/16/24	MSCS	SEK	189	18,658	18,616	42	—
Expiring 12/19/24	JPM	SEK	368	36,327	36,374	—	(47)
Swiss Franc,
Expiring 10/16/24	BARC	CHF	2,321	2,730,819	2,747,148	—	(16,329)
Expiring 10/16/24	BARC	CHF	1,424	1,680,001	1,685,963	—	(5,962)
Expiring 10/16/24	BARC	CHF	123	146,367	146,004	363	—
Expiring 10/16/24	BARC	CHF	37	44,602	44,392	210	—
Expiring 10/16/24	BARC	CHF	24	28,621	28,528	93	—
Expiring 10/16/24	BARC	CHF	11	12,667	12,631	36	—
Expiring 10/16/24	BARC	CHF	7	8,887	8,852	35	—
Expiring 10/16/24	MSCS	CHF	14,697	17,441,663	17,398,867	42,796	—
Expiring 10/16/24	MSCS	CHF	7,219	8,557,818	8,546,259	11,559	—
Expiring 10/16/24	MSCS	CHF	3,665	4,333,493	4,338,145	—	(4,652)
Expiring 10/16/24	MSCS	CHF	1,678	1,987,000	1,986,681	319	—
Expiring 12/19/24	UAG	CHF	23	27,496	27,613	—	(117)
Thai Baht,
Expiring 12/18/24	JPM	THB	30,625	915,124	956,718	—	(41,594)
Expiring 12/18/24	JPM	THB	15,000	447,439	468,615	—	(21,176)
Expiring 12/18/24	JPM	THB	7,727	230,249	241,407	—	(11,158)
Expiring 12/19/24	UAG	THB	138	4,156	4,309	—	(153)
Turkish Lira,
Expiring 10/02/24	HSBC	TRY	6,723	196,328	196,209	119	—
Expiring 12/19/24	UAG	TRY	22	574	581	—	(7)
A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/23/24	GSI	TRY	26,521	$626,685	$708,541	$—	$(81,856)
Expiring 12/23/24	GSI	TRY	17,993	435,515	480,707	—	(45,192)
Expiring 04/06/26	BARC	TRY	3,948	73,908	71,917	1,991	—
Expiring 04/06/26	GSI	TRY	4,302	78,591	78,371	220	—
				$485,574,339	$493,218,482	258,437	(7,902,580)
						$7,662,611	$(8,184,308)
* Less than 500.
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	500	0.147%	$170	$(245)	$415	BNP

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	11,750	0.528%	$266,516	$266,288	$(228)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	953	01/17/34	2.173%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$26,231	$26,231
EUR	1,094	01/17/34	2.173%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	30,106	30,106
EUR	1,094	01/17/34	2.182%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	31,130	31,130
					$—	$87,467	$87,467
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	$(16,485)	$97,893	$114,378
	2,756	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	—	(1,625)	(1,625)
	3,392	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	3,631	3,631
	7,668	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	6,604	6,604
	24,220	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	108,210	108,210
	6,940	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/ 4.960%	627	18,837	18,210
	7,760	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(57,289)	(57,289)
	12,410	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(183,123)	(183,123)
	1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	317	(40,624)	(40,941)
	6,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	2,054	156,063	154,009
	3,930	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(4,179)	(146,920)	(142,741)
	485	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	221,386	186,601	(34,785)
					$203,720	$148,258	$(55,462)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Barclays S&P Small Cap 600 Index(Q)	1 Day SOFR +55bps(Q)/ 5.510%	BARC	07/21/25	640	$8,272	$—	$8,272
Barclays S&P Small Cap 600 Index(Q)	1 Day SOFR +55bps(Q)/ 5.510%	BARC	07/21/25	1,225	(13,098)	—	(13,098)
Barclays US Cyclicals Index(Q)	1 Day SOFR +50bps(Q)/ 5.460%	BARC	08/07/25	(308)	(42,389)	—	(42,389)
Barclays US Defensives Index(Q)	1 Day SOFR +55bps(Q)/ 5.510%	BARC	08/07/25	313	16,750	—	16,750
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +8bps(Q)/ 4.580%	BOA	03/31/25	47,153	(6,955)	—	(6,955)
A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Total return swap agreements outstanding at September 30, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP EM Value + Quality Index(Q)	1 Day SOFR +55bps(Q)/ 5.510%	BNP	05/22/25	2,167	$(9,542)	$—	$(9,542)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR -2bps(Q)/ 3.390%	BNP	09/18/25	EUR (587)	(10,443)	—	(10,443)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR -2bps(Q)/ 3.390%	BNP	09/18/25	EUR (423)	(12,254)	—	(12,254)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR -2bps(Q)/ 3.390%	BNP	09/18/25	EUR (391)	(7,964)	—	(7,964)
BNP EMU Anti-Value Index(Q)	1 Day EuroSTR -2bps(Q)/ 3.390%	BNP	09/18/25	EUR (444)	(8,312)	—	(8,312)
BNP EMU Anti-Value Index(Q)	1 Day EuroSTR -2bps(Q)/ 3.390%	BNP	09/18/25	EUR (324)	(11,508)	—	(11,508)
BNP EMU Anti-Value Index(Q)	1 Day EuroSTR -2bps(Q)/ 3.390%	BNP	09/18/25	EUR (295)	(7,005)	—	(7,005)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +6bps(Q)/ 3.470%	BNP	01/15/25	EUR 601	2,914	—	2,914
BNP EMU Domestics Index(Q)	1 Day EuroSTR +6bps(Q)/ 3.470%	BNP	01/15/25	EUR 618	14,983	—	14,983
BNP EMU Domestics Index(Q)	1 Day EuroSTR -21bps(Q)/ 3.200%	BNP	01/15/25	EUR 540	770	—	770
BNP EMU Domestics Index(Q)	1 Day EuroSTR -21bps(Q)/ 3.200%	BNP	01/15/25	EUR 831	1,212	—	1,212
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR -37bps(Q)/ 3.040%	BNP	09/18/25	EUR 391	3,429	—	3,429
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR -37bps(Q)/ 3.040%	BNP	09/18/25	EUR 410	5,645	—	5,645
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR -37bps(Q)/ 3.040%	BNP	09/18/25	EUR 588	4,597	—	4,597
BNP EMU Value Index(Q)	1 Day EuroSTR -37bps(Q)/ 3.040%	BNP	09/18/25	EUR 294	835	—	835
BNP EMU Value Index(Q)	1 Day EuroSTR -37bps(Q)/ 3.040%	BNP	09/18/25	EUR 321	3,165	—	3,165
BNP EMU Value Index(Q)	1 Day EuroSTR -37bps(Q)/ 3.040%	BNP	09/18/25	EUR 441	2,196	—	2,196
BNP GDX US Equity Index(Q)	1 Day SOFR +35bps(Q)/ 5.310%	BNP	06/04/25	(469)	(30,230)	—	(30,230)
BNP GDX US Equity Index(Q)	1 Day SOFR +45bps(Q)/ 5.410%	BNP	06/04/25	(241)	(15,525)	—	(15,525)
BNP US Domestics Index(Q)	1 Day SOFR +38bps(Q)/ 5.340%	BNP	01/15/25	(1,089)	(60,711)	—	(60,711)
BNP US Domestics Index(Q)	1 Day SOFR +38bps(Q)/ 5.340%	BNP	01/15/25	(291)	(16,235)	—	(16,235)
A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Total return swap agreements outstanding at September 30, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP US Domestics Index(Q)	1 Day SOFR +50bps(Q)/ 5.460%	BNP	01/15/25	(743)	$(72,394)	$—	$(72,394)
BNP US Domestics Index(Q)	1 Day SOFR +50bps(Q)/ 5.460%	BNP	01/15/25	(595)	(34,165)	—	(34,165)
iShares U.S. Real Estate ETF(T)	1 Day USOIS +10bps(T)/ 4.930%	MSCS	11/29/24	34,417	655,966	—	655,966
JPMorgan Japan Growth Index(Q)	1 Day SOFR -19bps(Q)/ 4.770%	JPM	09/22/25	(2,714)	(89,089)	—	(89,089)
JPMorgan Japan Value Index(Q)	1 Day SOFR bps(Q)/ 4.960%	JPM	09/22/25	2,738	61,457	—	61,457
JPMorgan Korea Value Index(Q)	1 Day SOFR +16bps(Q)/ 5.120%	JPM	09/23/25	549	8,401	—	8,401
JPMorgan US Broad Anti-Value Index(Q)	1 Day SOFR +60bps(Q)/ 5.560%	JPM	09/24/25	1,634	10,128	—	10,128
JPMorgan US Broad Value Index(Q)	1 Day SOFR +60bps(Q)/ 5.560%	JPM	09/24/25	(1,639)	(2,061)	—	(2,061)
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS +9.5bps(Q)/ 4.925%	MSCS	11/29/24	36,271	165,723	—	165,723
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +56bps(Q)/ 5.520%	BARC	05/29/25	(2,968)	(65,366)	—	(65,366)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(3,895)	56,372	—	56,372
U.S. Cyclicals Index(Q)	1 Day SOFR +50bps(Q)/ 5.460%	BARC	08/07/25	(576)	(64,676)	—	(64,676)
U.S. Defensives Index(Q)	1 Day SOFR +55bps(Q)/ 5.510%	BARC	08/07/25	579	20,781	—	20,781
					$463,674	$—	$463,674
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A33